As filed with the Securities and Exchange Commission on June 6, 2006.

No. 333-102228
No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 75	☒

(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

H. Bruce Bond 301 West Roosevelt Road Wheaton, IL 60187 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)
☐           immediately upon filing pursuant to paragraph (b) of Rule 485.

☐           on [date] pursuant to paragraph (b) of Rule 485.

☐           60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐           on [date] pursuant to paragraph (a) of Rule 485.

☒           75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐           on [date] pursuant to paragraph (a) of Rule 485.

The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated June 6, 2006

PowerSHARES™ xtf™

xchange traded funds™

POWERSHARES EXCHANGE-TRADED FUND TRUST

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio – [   ]

PowerShares FTSE RAFI Energy Sector Portfolio – [   ]

PowerShares FTSE RAFI Basic Materials Sector Portfolio – [   ]

PowerShares FTSE RAFI Industrials Sector Portfolio – [   ]

PowerShares FTSE RAFI Consumer Goods Sector Portfolio – [   ]

PowerShares FTSE RAFI Health Care Sector Portfolio – [   ]

PowerShares FTSE RAFI Consumer Services Sector Portfolio – [   ]

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio – [   ]

PowerShares FTSE RAFI Utilities Sector Portfolio – [   ]

PowerShares FTSE RAFI Financials Sector Portfolio – [   ]

PowerShares Exchange-Traded Fund Trust (the “Trust”) is a registered investment company consisting of forty-seven separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to ten funds of the Trust, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Financials Sector Portfolio (each a “Fund” and together, the “Funds”).

The Funds anticipate that their shares (the “Shares”) will be listed on the [                   ]. Market prices for Shares may be different from their net asset value (“NAV”). Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated                  , 2006

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

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INTRODUCTION – THE POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of forty-seven separate exchange-traded “index funds.” The investment objective of each of the funds is to replicate as closely as possible, before expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the “Adviser”) is the investment adviser for the funds.

The Funds anticipate that the Shares will be listed on [                     ] at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each fund issues and redeems shares on a continuous basis, at NAV, only in large specified blocks, each called a “Creation Unit.”  Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of the funds.

WHO SHOULD INVEST IN THE FUNDS

The funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the funds or their ongoing shareholders.

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POWERSHARES FTSE RAFI US 1500 SMALL-MID PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index (the “FTSE US 1500 Small-Mid Index” or “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE US 1500 Small-Mid Index. The Adviser will seek to match the performance of the FTSE US 1500 Small-Mid Index. The FTSE US 1500 Small-Mid Index is comprised of approximately 1,500 U.S. stocks. The FTSE US 1500 Small-Mid Index is designed to track the performance of small and medium-sized U.S. equity stocks selected based on the following four fundamental measures of firm size: book value, income, cash flow and dividends. As of March 31, 2006, the FTSE US 1500 Small-Mid Index included companies with a market capitalization range of between $100 million and $13 billion. FTSE International Limited (“FTSE”) is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 90% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE US 1500 Small-Mid Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE US 1500 Small-Mid Index; a figure of 1.00 would represent perfect correlation. Fund expects to generally invest in the stocks comprising the FTSE US 1500 Small-Mid Index in proportion to their weightings in the FTSE US 1500 Small-Mid Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE US 1500 Small-Mid Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE US 1500 Small-Mid Index universe to obtain a representative sample of stocks that resemble the FTSE US 1500 Small-Mid Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE US 1500 Small-Mid Index, purchase securities not in the FTSE US 1500 Small-Mid Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE US 1500 Small-Mid Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE US 1500 Small-Mid Index. The Fund may sell stocks that are represented in the FTSE US 1500 Small-Mid Index in anticipation of their removal from the FTSE US 1500 Small-Mid Index, or purchase stocks not represented in the FTSE US 1500 Small-Mid Index in anticipation of their addition to the FTSE US 1500 Small-Mid Index.

Index Methodology

The FTSE US 1500 Small-Mid Index is designed to track the performance of small and medium-sized U.S. equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the

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equities with a fundamental weight ranking of 1,001 through 2,500 is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE US 1500 Small-Mid Index is comprised of companies incorporated in the United States. Small and medium-sized U.S. equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the equities with a fundamental weight ranking of 1,001 through 2,500 is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE US 1500 Small-Mid Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE US 1500 Small-Mid Index, dividend payments will be reinvested in the FTSE US 1500 Small-Mid Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE US 1500 Small-Mid Index, the common shares of the surviving issuer will continue to be represented in the FTSE US 1500 Small-Mid Index. In the event of a merger between a company in the FTSE US 1500 Small-Mid Index and a company not in the FTSE US 1500 Small-Mid Index, the common shares of the surviving issuer will continue to be represented in the FTSE US 1500 Small-Mid Index until further evaluation on the reconstitution date.

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Acquisitions

A company will be dropped from the FTSE US 1500 Small-Mid Index in the case of its acquisition. The next small or medium-sized company not currently included in the FTSE US 1500 Small-Mid Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE US 1500 Small-Mid Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE US 1500 Small-Mid Index is suspended, the FTSE US 1500 Small-Mid Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE US 1500 Small-Mid Index as soon as applicable. For purposes of minimizing the impact to the FTSE US 1500 Small-Mid Index, the company to be deleted will be removed at the value at which it last traded. The next small or medium-sized company not currently included in the FTSE US 1500 Small-Mid Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE US 1500 Small-Mid Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE US 1500 Small-Mid Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE US 1500 Small-Mid Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE US 1500 Small-Mid Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE US 1500 Small-Mid Index, as would be the case if it purchased all of the stocks in the FTSE US 1500 Small-Mid Index with the same weightings as the FTSE US 1500 Small-Mid Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE US 1500 Small-Mid Index.

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Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

FTSE US 1500 Small-Mid Index Universe Risk

At times, the segment of the equity markets represented by the FTSE US 1500 Small-Mid Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE US 1500 Small-Mid Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

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(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) Securities and Exchange Commission (“SEC”) and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

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CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,500 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,500 stocks in each Creation Unit).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

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POWERSHARES FTSE RAFI ENERGY SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Energy Sector Index (the “FTSE Energy Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of oil and gas companies and at least 90% of its total assets in common stocks that comprise the FTSE Energy Sector Index. The Adviser will seek to match the performance of the FTSE Energy Sector Index. The FTSE Energy Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of oil and gas companies. These are companies that are principally engaged in the drilling of oil and gas wells; manufacturing oil and gas field machinery and equipment; or providing services to the oil and gas industry, including well analysis, platform and pipeline engineering and construction, logistics and transportation services and oil and gas well emergency management. The FTSE Energy Sector Index is designed to track the performance of the largest U.S. equity stocks of oil and gas companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31, 2006, the FTSE Energy Sector Index included companies with a market capitalization range of between $424 million and $380.3 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Energy Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Energy Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Energy Sector Index in proportion to their weightings in the FTSE Energy Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Energy Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Energy Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Energy Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Energy Sector Index, purchase securities not in the FTSE Energy Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Energy Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Energy Sector Index. The Fund may sell stocks that are represented in the FTSE Energy Sector Index in anticipation of their removal from the FTSE Energy Sector Index, or purchase stocks not represented in the FTSE Energy Sector Index in anticipation of their addition to the FTSE Energy Sector Index.

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Index Methodology

The FTSE Energy Sector Index is designed to track the performance of the largest U.S. oil and gas equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. oil and gas equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Energy Sector Index is comprised of oil and gas companies incorporated in the United States. The largest U.S. oil and gas equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Energy Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Energy Sector Index, dividend payments will be reinvested in the FTSE Energy Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Energy Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Energy Sector Index. In the event of a merger between a company in the FTSE Energy Sector Index and a company not in the FTSE

12

Energy Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Energy Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Energy Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Energy Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Energy Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Energy Sector Index is suspended, the FTSE Energy Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Energy Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Energy Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Energy Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Energy Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Energy Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Energy Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Energy Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Energy Sector Index, as would be the case if it purchased all of the stocks in the FTSE Energy Sector Index with the same weightings as the FTSE Energy Sector Index.

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Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Energy Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Energy Sector Concentration Risk

Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, natural disasters, technological developments and labor relations.

FTSE Energy Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Energy Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Energy Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

14

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

15

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

16

POWERSHARES FTSE RAFI BASIC MATERIALS SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Basic Materials Sector Index (the “FTSE Basic Materials Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies that produce basic materials and at least 90% of its total assets in common stocks that comprise the FTSE Basic Materials Sector Index. The Adviser will seek to match the performance of the FTSE Basic Materials Sector Index. The FTSE Basic Materials Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of basic materials companies. These are companies that are principally engaged in the production and mining of basic materials, including metals, minerals, chemicals, water, forest products and precious metals, or provide materials, products or services to such companies. The FTSE Basic Materials Sector Index is designed to track the performance of the largest U.S. equity stocks of basic materials companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31, 2006, the FTSE Basic Materials Sector Index included companies with a market capitalization range of between $414 million and $42.2 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Basic Materials Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Basic Materials Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Basic Materials Sector Index in proportion to their weightings in the FTSE Basic Materials Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Basic Materials Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Basic Materials Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Basic Materials Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Basic Materials Sector Index, purchase securities not in the FTSE Basic Materials Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Basic Materials Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Basic Materials Sector Index. The Fund may sell stocks that are represented in the FTSE Basic Materials Sector Index in anticipation of their removal from the FTSE Basic Materials Sector Index, or purchase stocks not represented in the FTSE Basic Materials Sector Index in anticipation of their addition to the FTSE Basic Materials Sector Index.

17

Index Methodology

The FTSE Basic Materials Sector Index is designed to track the performance of the largest U.S. basic materials equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Basic Materials Sector Index is comprised of companies that produce basic materials incorporated in the United States. The largest U.S. basic materials equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Basic Materials Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Basic Materials Sector Index, dividend payments will be reinvested in the FTSE Basic Materials Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Basic Materials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Basic Materials Sector Index. In the event of a merger between a company in the FTSE Basic Materials Sector Index and a company not in the FTSE Basic Materials Sector Index, the common shares of the surviving issuer will

18

continue to be represented in the FTSE Basic Materials Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Basic Materials Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Basic Materials Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Basic Materials Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Basic Materials Sector Index is suspended, the FTSE Basic Materials Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Basic Materials Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Basic Materials Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Basic Materials Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Basic Materials Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Basic Materials Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Basic Materials Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Basic Materials Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Basic Materials Sector Index, as would be the case if it purchased all of the stocks in the FTSE Basic Materials Sector Index with the same weightings as the FTSE Basic Materials Sector Index.

19

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Basic Materials Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Basic Materials Sector Concentration Risk

Companies in this sector may be adversely affected by changes in world events, political and economic conditions, energy conservation and environmental policies. In addition, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition and depletion of resources may also significantly affect these companies. Other risks may include liability for environmental damage and mandated expenditures for safety and pollution control.

FTSE Basic Materials Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Basic Materials Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Basic Materials Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

20

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

21

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

22

POWERSHARES FTSE RAFI INDUSTRIALS SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Industrials Sector Index (the “FTSE Industrials Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of industrial companies and at least 90% of its total assets in common stocks that comprise the FTSE Industrials Sector Index. The Adviser will seek to match the performance of the FTSE Industrials Sector Index. The FTSE Industrials Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of industrial companies. These are companies that are principally engaged in the production, construction and distribution of industrial goods, materials and services, including industrial engineering equipment, heavy machinery and industrial transportation, construction, electronic and electrical equipment, aerospace and defense and services related to such industries and materials. The FTSE Industrials Sector Index is designed to track the performance of the largest U.S. equity stocks of industrial companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31 2006, the FTSE Industrials Sector Index included companies with a market capitalization range of between $110 million and $367.3 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Industrials Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Industrials Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Industrials Sector Index in proportion to their weightings in the FTSE Industrials Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Industrials Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Industrials Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Industrials Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Industrials Sector Index, purchase securities not in the FTSE Industrials Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Industrials Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Industrials Sector Index. The Fund may sell stocks that are represented in the FTSE Industrials Sector Index in anticipation of their removal from the FTSE Industrials Sector Index, or purchase stocks not represented in the FTSE Industrials Sector Index in anticipation of their addition to the FTSE Industrials Sector Index.

23

Index Methodology

The FTSE Industrials Sector Index is designed to track the performance of the largest U.S. industrial equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Industrials Sector Index is comprised of industrial companies incorporated in the United States. The largest U.S. industrial equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Industrials Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Industrials Sector Index, dividend payments will be reinvested in the FTSE Industrials Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Industrials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Industrials Sector Index. In the event of a merger between a company in the FTSE Industrials Sector Index and a company

24

not in the FTSE Industrials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Industrials Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Industrials Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Industrials Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Industrials Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Industrials Sector Index is suspended, the FTSE Industrials Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Industrials Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Industrials Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Industrials Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Industrials Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Industrials Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Industrials Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Industrials Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Industrials Sector Index, as would be the case if it purchased all of the stocks in the FTSE Industrials Sector Index with the same weightings as the FTSE Industrials Sector Index.

25

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Industrials Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Industrials Sector Concentration Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Stock prices for industrial companies may be significantly affected by supply and demand for their specific product and for industrials sector products in general. Other risks may include liability for environmental damage and mandated expenditures for safety and pollution control.

FTSE Industrials Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Industrials Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Industrials Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

26

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

27

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

28

POWERSHARES FTSE RAFI CONSUMER GOODS SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Consumer Goods Sector Index (the “FTSE Consumer Goods Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of consumer goods companies and at least 90% of its total assets in common stocks that comprise the FTSE Consumer Goods Sector Index. The Adviser will seek to match the performance of the FTSE Consumer Goods Sector Index. The FTSE Consumer Goods Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of consumer companies. These are companies that are principally engaged in the production and distribution of consumer goods, including automobiles and related parts, food and beverage, and personal and household products. The FTSE Industrials Sector Index is designed to track the performance of the largest U.S. equity stocks of consumer goods companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31, 2006, the FTSE Consumer Goods Sector Index included companies with a market capitalization range of between $610 million and $189.6 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Consumer Goods Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Consumer Goods Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Consumer Goods Sector Index in proportion to their weightings in the FTSE Consumer Goods Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Consumer Goods Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Consumer Goods Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Consumer Goods Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Consumer Goods Sector Index, purchase securities not in the FTSE Consumer Goods Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Consumer Goods Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Consumer Goods Sector Index. The Fund may sell stocks that are represented in the FTSE Consumer Goods Sector Index in anticipation of their removal from the FTSE Consumer Goods Sector Index, or purchase stocks not represented in the FTSE Consumer Goods Sector Index in anticipation of their addition to the FTSE Consumer Goods Sector Index.

29

Index Methodology

The FTSE Consumer Goods Sector Index is designed to track the performance of the largest U.S. Consumer Goods Sector equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Consumer Goods Sector Index is comprised of Consumer Goods Sector companies incorporated in the United States. The largest U.S. consumer goods equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Consumer Goods Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Consumer Goods Sector Index, dividend payments will be reinvested in the FTSE Consumer Goods Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Consumer Goods Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Consumer Goods Sector Index. In the event of a merger between a company in the FTSE Consumer Goods Sector Index and a company not in the FTSE Consumer Goods Sector Index, the common shares of the surviving

30

issuer will continue to be represented in the FTSE Consumer Goods Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Consumer Goods Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Consumer Goods Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Consumer Goods Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Consumer Goods Sector Index is suspended, the FTSE Consumer Goods Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Consumer Goods Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Consumer Goods Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Consumer Goods Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Consumer Goods Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Consumer Goods Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Consumer Goods Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Consumer Goods Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Consumer Goods Sector Index, as would be the case if it purchased all of the stocks in the FTSE Consumer Goods Sector Index with the same weightings as the FTSE Consumer Goods Sector Index.

31

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Consumer Goods Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Consumer Goods Sector Concentration Risk

Companies engaged in the manufacture and distribution of consumer goods are subject to vast fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

FTSE Consumer Goods Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Consumer Goods Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Consumer Goods Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

32

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

33

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

34

POWERSHARES FTSE RAFI HEALTH CARE SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Health Care Sector Index (the “FTSE Health Care Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of healthcare companies and at least 90% of its total assets in common stocks that comprise the FTSE Health Care Sector Index. The Adviser will seek to match the performance of the FTSE Health Care Sector Index. The FTSE Health Care Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of healthcare companies. These are companies that are principally engaged in the healthcare industry, including companies that manufacture and distribute healthcare equipment and supplies, companies that provide healthcare-related services and companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The FTSE Health Care Sector Index is designed to track the performance of the largest U.S. equity stocks of healthcare companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31, 2006, the FTSE Health Care Sector Index included companies with a market capitalization range of between $994 million and $185.7 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Health Care Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Health Care Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Health Care Sector Index in proportion to their weightings in the FTSE Health Care Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Health Care Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Health Care Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Health Care Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Health Care Sector Index, purchase securities not in the FTSE Health Care Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Health Care Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Health Care Sector Index. The Fund may sell stocks that are represented in the FTSE Health Care Sector Index in anticipation of their removal from the FTSE Health Care Sector Index, or purchase stocks not represented in the FTSE Health Care Sector Index in anticipation of their addition to the FTSE Health Care Sector Index.

35

Index Methodology

The FTSE Health Care Sector Index is designed to track the performance of the largest U.S. healthcare equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Health Care Sector Index is comprised of healthcare companies incorporated in the United States. The largest U.S. healthcare equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Health Care Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Health Care Sector Index, dividend payments will be reinvested in the FTSE Health Care Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Health Care Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Health Care Sector Index. In the event of a merger between a company in the FTSE Health Care Sector Index and a company not in the FTSE Health Care Sector Index, the common shares of the surviving issuer will

36

continue to be represented in the FTSE Health Care Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Health Care Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Health Care Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Health Care Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Health Care Sector Index is suspended, the FTSE Health Care Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Health Care Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Health Care Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Health Care Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Health Care Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Health Care Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Health Care Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Health Care Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Health Care Sector Index, as would be the case if it purchased all of the stocks in the FTSE Health Care Sector Index with the same weightings as the FTSE Health Care Sector Index.

37

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Health Care Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Healthcare Sector Concentration Risk

Companies in the healthcare sector may be adversely affected by patent protection, government regulation, research and development costs, technological developments and increased competition. These companies may also be at risk for environmental damage claims and to extensive litigation based on product liability and similar claims. In addition, the industry may be significantly affected by rapid obsolescence and research and development of new products.

FTSE Health Care Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Health Care Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Health Care Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

38

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

39

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

40

POWERSHARES FTSE RAFI CONSUMER SERVICES SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Consumer Services Sector Index (the “FTSE Consumer Services Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of consumer service companies and at least 90% of its total assets in common stocks that comprise the FTSE Consumer Services Sector Index. The Adviser will seek to match the performance of the FTSE Consumer Services Sector Index. The FTSE Consumer Services Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of consumer service companies. These are companies that are principally engaged in providing various services involving the food, drug, entertainment, media, travel, leisure and media industries. The FTSE Consumer Services Sector Index is designed to track the performance of the largest U.S. equity stocks of consumer service companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31, 2006, the FTSE Consumer Services Sector Index included companies with a market capitalization range of between $245 million and $198.4 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Consumer Services Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Consumer Services Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Consumer Services Sector Index in proportion to their weightings in the FTSE Consumer Services Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Consumer Services Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Consumer Services Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Consumer Services Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Consumer Services Sector Index, purchase securities not in the FTSE Consumer Services Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Consumer Services Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Consumer Services Sector Index. The Fund may sell stocks that are represented in the FTSE Consumer Services Sector Index in anticipation of their removal from the FTSE Consumer Services Sector Index, or purchase stocks not represented in the FTSE Consumer Services Sector Index in anticipation of their addition to the FTSE Consumer Services Sector Index.

41

Index Methodology

The FTSE Consumer Services Sector Index is designed to track the performance of the largest U.S. consumer service equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Consumer Services Sector Index is comprised of consumer service companies incorporated in the United States. The largest U.S. consumer services equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Consumer Services Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Consumer Services Sector Index, dividend payments will be reinvested in the FTSE Consumer Services Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Consumer Services Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Consumer Services Sector Index. In the event of a merger between a company in the FTSE Consumer Services Sector Index and a company not in the FTSE Consumer Services Sector Index, the common shares of the

42

surviving issuer will continue to be represented in the FTSE Consumer Services Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Consumer Services Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Consumer Services Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Consumer Services Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Consumer Services Sector Index is suspended, the FTSE Consumer Services Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Consumer Services Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Consumer Services Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Consumer Services Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Consumer Services Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Consumer Services Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Consumer Services Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Consumer Services Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Consumer Services Sector Index, as would be the case if it purchased all of the stocks in the FTSE Consumer Services Sector Index with the same weightings as the FTSE Consumer Services Sector Index.

43

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Consumer Services Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Consumer Services Sector Concentration Risk

Companies in the consumer services sector may be adversely affected by changes in the worldwide economy, disposable income, consumer spending, competition, demographics and consumer preferences,  exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

FTSE Consumer Services Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Consumer Services Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Consumer Services Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

44

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

45

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

46

POWERSHARES FTSE RAFI TELECOMMUNICATIONS & TECHNOLOGY SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index (the “FTSE Telecommunications & Technology Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of telecommunications and technology companies and at least 90% of its total assets in common stocks that comprise the FTSE Telecommunications & Technology Sector Index. The Adviser will seek to match the performance of the FTSE Telecommunications & Technology Sector Index. The FTSE Telecommunications & Technology Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of telecommunications and technology companies. These include companies that are principally engaged in providing services designed to promote or enhance the transmission of voice, data and video over various communications media and/or in the research, design, development or manufacturing of technology products, including software and computer services companies and technology hardware and equipment companies. The FTSE Telecommunications & Technology Sector Index is designed to track the performance of the largest U.S. equity stocks of telecommunications and technology companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31, 2006, the FTSE Telecommunications & Technology Sector Index included companies with a market capitalization range of between $182 million and $281.4 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Telecommunications & Technology Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Telecommunications & Technology Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Telecommunications & Technology Sector Index in proportion to their weightings in the FTSE Telecommunications & Technology Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Telecommunications & Technology Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Telecommunications & Technology Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Telecommunications & Technology Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Telecommunications & Technology Sector Index, purchase securities not in the FTSE Telecommunications & Technology Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Telecommunications & Technology Sector Index or utilize various combinations of other available investment techniques, in seeking to track the

47

FTSE Telecommunications & Technology Sector Index. The Fund may sell stocks that are represented in the FTSE Telecommunications & Technology Sector Index in anticipation of their removal from the FTSE Telecommunications & Technology Sector Index, or purchase stocks not represented in the FTSE Telecommunications & Technology Sector Index in anticipation of their addition to the FTSE Telecommunications & Technology Sector Index.

Index Methodology

The FTSE Telecommunications & Technology Sector Index is designed to track the performance of the largest U.S. telecommunications and technology equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Telecommunications & Technology Sector Index is comprised of telecommunications and technology companies incorporated in the United States. The largest U.S. telecommunications and technology equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Telecommunications & Technology Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

48

Dividend Payments

For purposes of calculation of the value of the FTSE Telecommunications & Technology Sector Index, dividend payments will be reinvested in the FTSE Telecommunications & Technology Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Telecommunications & Technology Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Telecommunications & Technology Sector Index. In the event of a merger between a company in the FTSE Telecommunications & Technology Sector Index and a company not in the FTSE Telecommunications & Technology Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Telecommunications & Technology Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Telecommunications & Technology Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Telecommunications & Technology Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Telecommunications & Technology Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Telecommunications & Technology Sector Index is suspended, the FTSE Telecommunications & Technology Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Telecommunications & Technology Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Telecommunications & Technology Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Telecommunications & Technology Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Telecommunications & Technology Sector Index.

49

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Telecommunications & Technology Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Telecommunications & Technology Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Telecommunications & Technology Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Telecommunications & Technology Sector Index, as would be the case if it purchased all of the stocks in the FTSE Telecommunications & Technology Sector Index with the same weightings as the FTSE Telecommunications & Technology Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Telecommunications & Technology Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Telecommunications and Technology Sector Concentration Risk

The telecommunications and technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. The telecommunications and technology sector is subject to extensive regulation at the federal, state and local levels. The costs of complying with this regulation, delays or failures to receive required regulatory approvals or the enactment of new, adverse regulatory requirements may adversely affect the business of telecommunications companies.

Companies in traditional telecommunications services also face competition or potential competition with numerous alternative technologies. The telecommunications industry is experiencing significant technological change. In addition, the telecommunications and technology industries are highly

50

competitive, and this competition may cause the prices for wireless products and services to decline in the future.

The telecommunications and technology industries are subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, the availability of new radio frequency spectrum allocations for wireless services, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies, and changes in customer requirements and preferences. The success of the industry participants depends in substantial part on the timely and successful introduction of new products.

FTSE Telecommunications & Technology Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Telecommunications & Technology Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Telecommunications & Technology Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

51

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

52

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

53

POWERSHARES FTSE RAFI UTILITIES SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Utilities Sector Index (the “FTSE Utilities Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of utilities companies and at least 90% of its total assets in common stocks that comprise the FTSE Utilities Sector Index. The Adviser will seek to match the performance of the FTSE Utilities Sector Index. The FTSE Utilities Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of utilities companies. These companies are principally engaged in providing either energy, water or natural gas utilities. These companies may include companies that generate and supply electricity, including electricity wholesalers, distribute natural gas to customers and provide water to customers, as well as deal with associated wastewater. The FTSE Utilities Sector Index is designed to track the performance of the largest U.S. equity stocks of utility companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31, 2006, the FTSE Utilities Sector Index included companies with a market capitalization range of between $762 million and $35.6 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Utilities Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Utilities Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Utilities Sector Index in proportion to their weightings in the FTSE Utilities Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Utilities Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Utilities Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Utilities Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Utilities Sector Index, purchase securities not in the FTSE Utilities Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Utilities Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Utilities Sector Index. The Fund may sell stocks that are represented in the FTSE Utilities Sector Index in anticipation of their removal from the FTSE Utilities Sector Index, or purchase stocks not represented in the FTSE Utilities Sector Index in anticipation of their addition to the FTSE Utilities Sector Index.

54

Index Methodology

The FTSE Utilities Sector Index is designed to track the performance of the largest U.S. utility equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Utilities Sector Index is comprised of Utilities Sector companies incorporated in the United States. The largest U.S. utilities equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Utilities Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Utilities Sector Index, dividend payments will be reinvested in the FTSE Utilities Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Utilities Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Utilities Sector Index. In the event of a merger between a company in the FTSE Utilities Sector Index and a company not in the FTSE Utilities Index, the common shares of the surviving issuer will continue to be represented in the FTSE Utilities Sector Index until further evaluation on the reconstitution date.

55

Acquisitions

A company will be dropped from the FTSE Utilities Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Utilities Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Utilities Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Utilities Sector Index is suspended, the FTSE Utilities Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Utilities Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Utilities Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Utilities Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Utilities Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Utilities Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Utilities Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Utilities Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Utilities Sector Index, as would be the case if it purchased all of the stocks in the FTSE Utilities Sector Index with the same weightings as the FTSE Utilities Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Utilities Sector Index.

56

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Utilities Sector Concentration Risk

The Fund’s emphasis on securities of utility issuers makes it more susceptible to adverse conditions affecting such sector than a fund that does not have its assets invested to a similar degree in such issuers. Certain segments of this sector and individual companies within such segments may not perform as well as the industry as a whole. Issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters.

Issuers in the utility sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time.

FTSE Utilities Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Utilities Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Utilities Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

57

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

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(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

59

the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

60

POWERSHARES FTSE RAFI FINANCIALS SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Financials Sector Index (the “FTSE Financials Sector Index” or “Underlying Sector Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of financial service companies and at least 90% of its total assets in common stocks that comprise the FTSE Financials Sector Index. The Adviser will seek to match the performance of the FTSE Financials Sector Index. The FTSE Financials Sector Index is comprised of stocks of approximately 1,000 U.S. stocks of financial service companies. These are companies that are principally engaged in the financial services industry, including commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, insurance companies, real estate companies and related companies. The FTSE Financials Sector Index is designed to track the performance of the largest U.S. equity stocks of financial service companies based on the following four fundamental measures of firm size:  book value, cash flow, sales and dividends. As of March 31, 2006, the FTSE Financials Sector Index included companies with a market capitalization range of between $681 million and $235.5 billion. FTSE is the index provider for the Fund (the “Index Provider”). The Fund’s investment objective and the 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the FTSE Financials Sector Index. The Adviser seeks a correlation of 0.95 or better between the Fund’s performance and the performance of the FTSE Financials Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Financials Sector Index in proportion to their weightings in the FTSE Financials Sector Index. However, it is possible that the Adviser may determine to utilize a “sampling” methodology in seeking to achieve the Fund’s objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Financials Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Financials Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Financials Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Financials Sector Index, purchase securities not in the FTSE Financials Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Financials Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Financials Sector Index. The Fund may sell stocks that are represented in the FTSE Financials Sector Index in anticipation of their removal from the FTSE Financials Sector Index, or purchase stocks not represented in the FTSE Financials Sector Index in anticipation of their addition to the FTSE Financials Sector Index.

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Index Methodology

The FTSE Financials Sector Index is designed to track the performance of the largest U.S. financial service equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1)                                  The FTSE Financials Sector Index is comprised of financial service companies incorporated in the United States. The largest U.S. financial service equities are selected based on the following four fundamental measures of firm size:

•                  Sales averaged over the prior five years;

•                  Cash flow averaged over the prior five years;

•                  Latest available book value; and

•                  Total dividend distributions averaged over the prior five years.

(2)                                  The universe of companies is ranked by equally-weighting each fundamental measure.

(3)                                  Each of the 1,000 equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Financials Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock’s Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Financials Sector Index, dividend payments will be reinvested in the FTSE Financials Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Financials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Financials Sector Index. In the event of a merger between a company in the FTSE Financials Sector Index and a company

62

not in the FTSE Financials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Financials Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Financials Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Financials Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Financials Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Financials Sector Index is suspended, the FTSE Financials Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Financials Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Financials Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Financials Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Financials Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the FTSE Financials Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Financials Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the FTSE Financials Sector Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Financials Sector Index, as would be the case if it purchased all of the stocks in the FTSE Financials Sector Index with the same weightings as the FTSE Financials Sector Index.

63

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the FTSE Financials Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Financial Services Sector Concentration Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation, and as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services industry; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework.

FTSE Financials Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Financials Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Financials Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is

64

not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set

65

forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $48,297 if the Creation Unit is redeemed after one year, and $129,843 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

66

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Sector Index or Underlying Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Sector Index or Underlying Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund’s Underlying Sector Index or Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Trading Issues

Trading in Shares on the [        ] may be halted due to market conditions or for reasons that, in the view of the [        ] , make trading in Shares inadvisable. In addition, trading in Shares on the [        ]  is subject to trading halts caused by extraordinary market volatility pursuant to the [        ] “circuit breaker” rules. There can be no assurance that the requirements of the [        ] necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The net asset value of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the [        ]. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices

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of the stocks of a Fund’s Underlying Sector Index or Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management of approximately $6.1 billion as of May 31, 2006. PowerShares XTF is currently comprised of forty-seven exchange-traded funds.

On January 23, 2006, AMVESCAP PLC announced that it had entered into a definitive agreement to acquire PowerShares Capital Management LLC. The transaction is expected to be completed, subject to satisfaction of certain conditions, including the requisite shareholder approvals, in the second or third quarter of 2006.

PowerShares Capital Management LLC has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

The portfolio manager who is currently responsible for the day-to-day management of the Funds’ portfolios is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been with each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. Prior to his work at Charles A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, Niké Securities LP) from October 1992 to May 2001. The Funds’ Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Trust.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund’s average daily net assets. Pursuant to the Investment Advisory Agreement, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets

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per year. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to each Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Sector Index or Underlying Index, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at net asset value per Share only in Creation Unit size. See “Creations, Redemptions and Transaction Fees.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the [        ]. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds have applied to list their Shares on the [        ]  under the following [        ] symbols:

Fund	[ ] Trading Symbol

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	[ ]
PowerShares FTSE RAFI Energy Sector Portfolio	[ ]
PowerShares FTSE RAFI Basic Materials Sector Portfolio	[ ]
PowerShares FTSE RAFI Industrials Sector Portfolio	[ ]
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	[ ]
PowerShares FTSE RAFI Health Care Sector Portfolio	[ ]
PowerShares FTSE RAFI Consumer Services Sector Portfolio	[ ]
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	[ ]
PowerShares FTSE RAFI Utilities Sector Portfolio	[ ]
PowerShares FTSE RAFI Financials Sector Portfolio	[ ]

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the [        ] may differ from the Fund’s daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of each Fund will be disseminated every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror a Fund’s portfolio, plus a small amount of cash, and a Fund’s Shares may be purchased and sold on the [        ]  at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

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Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund’s Underlying Sector Index or Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.”  The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the [        ]. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of The Depository Trust Company (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, “Authorized Participant” or “AP”). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the [        ]  (ordinarily 4:00 p.m. New York time) (“Closing Time”) in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

A fixed creation transaction fee of $5,000 (assuming 1,000 stocks in each Creation Unit) (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See “Creation and Redemption of Creation Unit Aggregations”  in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

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Redemption

Each Fund’s custodian makes available immediately prior to the opening of business each day of the [        ], through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see “Creation and Redemption of Creation Unit Aggregations”  in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the [        ] (ordinarily 4:00 p.m. New York time) in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $5,000 (assuming 1,000 stocks in each Creation Unit) (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•                                          Your Fund makes distributions,

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•                                          You sell your Shares listed on the [        ], and

•                                          You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of noncorporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund’s net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

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If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN

ALPS Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by either Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE

The Bank of New York Company, Inc. (“BONY”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

FUND SERVICE PROVIDERS

BONY is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

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[               ], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDER

FTSE is the Index Provider for the Funds. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use the Indexes. The Funds are entitled to use the respective Index pursuant to a sub-licensing arrangement with the Adviser.

DISCLAIMERS

The FTSE US 1500 Small-Mid Index, FTSE Research Affiliates Fundamentals Energy Sector Index, FTSE Research Affiliates Fundamentals Basic Materials Sector Index, FTSE Research Affiliates Fundamentals Industrials Sector Index, FTSE Research Affiliates Fundamentals Consumer Goods Sector Index, FTSE Research Affiliates Fundamentals Health Care Sector Index, FTSE Research Affiliates Fundamentals Consumer Services Sector Index, FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index, FTSE Research Affiliates Fundamentals Utilities Sector Index and FTSE Research Affiliates Fundamentals Financials Sector Index are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Sector Index or Underlying Index upon which it is based:

Fund	Underlying Sector Index or Underlying Index

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index

PowerShares FTSE RAFI Energy Sector Portfolio	FTSE Research Affiliates Fundamentals Energy Sector Index

PowerShares FTSE RAFI Basic Materials Sector Portfolio	FTSE Research Affiliates Fundamentals Basic Materials Sector Index

PowerShares FTSE RAFI Industrials Sector Portfolio	FTSE Research Affiliates Fundamentals Industrials Sector Index

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	FTSE Research Affiliates Fundamentals Consumer Goods Sector Index

PowerShares FTSE RAFI Health Care Sector Portfolio	FTSE Research Affiliates Fundamentals Health Care Sector Index

PowerShares FTSE RAFI Consumer Services Sector Portfolio	FTSE Research Affiliates Fundamentals Consumer Services Sector Index

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index

PowerShares FTSE RAFI Utilities Sector Portfolio	FTSE Research Affiliates Fundamentals Utilities

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Fund	Underlying Sector Index or Underlying Index

Sector Index

PowerShares FTSE RAFI Financials Sector Portfolio	FTSE Research Affiliates Fundamentals Financials Sector Index

The Underlying Sector Indexes and Underlying Index have been licensed for use for certain purposes by the Adviser.

The Shares of the Funds are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) or by Research Affiliates LLC (“RA”) and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Sector Indexes or Underlying Index and/or the figure at which the said Underlying Sector Indexes or Underlying Index stand at any particular time on any particular day or otherwise. The Underlying Sector Indexes and Underlying Index are compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor the Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Sector Indexes or the Underlying Index and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

“FTSE®” is trademark of the Exchange and FT and is used by the Adviser under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Sector Indexes, Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Sector Indexes, Underlying Index or any data  included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Sector Indexes, Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Sector Indexes or Underlying Index even if notified of the possibility of such damages.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in

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a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the [        ]  is satisfied by the fact that the prospectus is available at the [        ] upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds’ Statement of Additional Information (“SAI”). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call:

ALPS Distributors, Inc. at 1-800-843-2639

Monday through Friday

8:00 a.m. to 5:00 p.m. Mountain Time

Write:               PowerShares Exchange-Traded Fund Trust

c/o ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, Colorado 80202

Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission’s Public Reference Section, Washington, D.C. 20549. The Trust’s registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS’ SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

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The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated June 6, 2006

PowerSHARES™ xtf™

xchange traded funds™

POWERSHARES EXCHANGE-TRADED FUND TRUST

PowerShares Dynamic MagniQuant Portfolio –

PowerShares Dynamic Large Cap Portfolio –

PowerShares Dynamic Mid Cap Portfolio –

PowerShares Dynamic Small Cap Portfolio –

PowerShares Dynamic Basic Materials Sector Portfolio –

PowerShares Dynamic Consumer Discretionary Sector Portfolio–

PowerShares Dynamic Consumer Staples Sector Portfolio –

PowerShares Dynamic Energy Sector Portfolio –

PowerShares Dynamic Financial Sector Portfolio –

PowerShares Dynamic Industrials Sector Portfolio –

PowerShares Dynamic Healthcare Sector Portfolio –

PowerShares Dynamic Technology Sector Portfolio –

PowerShares Dynamic Banking Sector Portfolio –

PowerShares Dynamic Healthcare Services Sector Portfolio –

PowerShares Dynamic Deep Value Portfolio –

PowerShares Dynamic Aggressive Growth Portfolio –

PowerShares Buyback Achievers™ Portfolio –

PowerShares Cleantech™ Portfolio –

PowerShares NASDAQ® Dividend Achievers™  Portfolio –

PowerShares India Tiger Portfolio –

PowerShares Autonomic Allocation Research Affiliates Portfolio –

PowerShares Exchange-Traded Fund Trust (the “Trust”) is a registered investment company consisting of fifty-eight separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to twenty-one funds of the Trust, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Buyback Achievers™ Portfolio, PowerShares Cleantech™ Portfolio, PowerShares NASDAQ® Dividend Achievers™  Portfolio, PowerShares India Tiger Portfolio and PowerShares Autonomic Allocation Research Affiliates Portfolio (each a “Fund” and together, the “Funds”).

The Funds anticipate that their shares (the “Shares”) will be listed on the American Stock Exchange. Market prices for Shares may be different from their net asset value (“NAV”). Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated              , 2006

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

FUND SERVICE PROVIDERS	135

INTELLIDEX PROVIDER AND INDEX PROVIDERS	135

DISCLAIMERS	136

OTHER INFORMATION	138

INTRODUCTION – THE POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of fifty-eight separate exchange-traded “index funds.” The investment objective of each of the funds is to replicate as closely as possible, before expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the “Adviser”) is the investment adviser for the funds.

The Funds anticipate that the Shares will be listed on the American Stock Exchange (“AMEX”) at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each fund issues and redeems shares on a continuous basis, at NAV, only in large specified blocks, each called a “Creation Unit.”  Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of the funds.

WHO SHOULD INVEST IN THE FUNDS

The funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the funds or their ongoing shareholders.

POWERSHARES DYNAMIC MAGNIQUANT PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic MagniQuant Intellidex(SM) Index (the “MagniQuant Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Adviser will seek to match the performance of the MagniQuant Intellidex. The MagniQuant Intellidex is comprised of 200 U.S. stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the MagniQuant Intellidex. The Fund’s investment objective and 90% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The MagniQuant Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the MagniQuant Intellidex. The Adviser seeks  correlation over time of 0.95 or better between the Fund’s performance and the performance of the MagniQuant Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the MagniQuant Intellidex in proportion to their weightings in the MagniQuant Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the MagniQuant Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the MagniQuant Intellidex, purchase securities not in the MagniQuant Intellidex which the Adviser believes are appropriate to substitute for certain securities in the MagniQuant Intellidex or utilize various combinations of other available investment techniques, in seeking to track the MagniQuant Intellidex. The Fund may sell stocks that are represented in the MagniQuant Intellidex in anticipation of their removal from the MagniQuant Intellidex, or purchase stocks not represented in the MagniQuant Intellidex in anticipation of their addition to the MagniQuant Intellidex.

Intellidex Methodology

The MagniQuant Intellidex methodology is designed to objectively identify those stocks from among the 2,000 largest U.S. stocks that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the MagniQuant Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within the universe.

Index Construction

(1)                                  The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange (the “NYSE”), the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)                                  The 200 stocks selected are the stocks with the best Model Score. The 200 components are equally weighted (on average each receives 0.5%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the MagniQuant Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the MagniQuant Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the MagniQuant Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the MagniQuant Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the MagniQuant Intellidex as would be the case if it purchased all of the stocks in the MagniQuant Intellidex with the same weightings as the MagniQuant Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the MagniQuant Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) Securities and Exchange Commission (“SEC”) and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $19,367 if the Creation Unit is redeemed after one year, and $56,385 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC LARGE CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Large Cap Intellidex(SM) Index (the “Large Cap Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of large capitalization companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Intellidex. The Adviser will seek to match the performance of the Large Cap Intellidex. The Large Cap Intellidex is comprised of stocks of 100 U.S. large capitalization companies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Large Cap Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Large Cap Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Large Cap Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Large Cap Intellidex in proportion to their weightings in the Large Cap Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Intellidex, purchase securities not in the Large Cap Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Large Cap Intellidex. The Fund may sell stocks that are represented in the Large Cap Intellidex in anticipation of their removal from the Large Cap Intellidex or purchase stocks not represented in the Large Cap Intellidex in anticipation of their addition to the Large Cap Intellidex.

Intellidex Methodology

The Large Cap Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)                                  The universe of companies is divided into groups based on size and sub-size group in the following manner:

(a)                                  The universe of stocks is segregated into three size groups, large cap, mid cap and small cap, by selecting the 250 largest (large cap), the next 750 largest (mid cap) and the remaining 1,000 stocks (small cap).

(b)                                 Stocks within the size groups are further divided into two market-cap groupings, larger and smaller, creating six size groups (the “Size Groups”) and sub-groups (the “Sub-Groups”). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(3)                                  Within each of these six Size Groups, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Large Cap Intellidex. Selected stocks are equally weighted within their Sub-Groups.

The number of stocks selected from a Size and Sub-Group is predetermined and is as follows:

(a)                                  Large cap includes 100 stocks and is divided as follows:

(i)                                     Thirty of the top-ranked larger large cap stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 1.67%). The thirty component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Seventy of the top-ranked smaller large cap stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 0.71%). The seventy component stocks selected are the components with the best Model Score in that Sub-Group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Large Cap Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Large Cap Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Intellidex with the same weightings as the Large Cap Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Large Cap Intellidex.

Large-Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $19,367 if the Creation Unit is redeemed after one year, and $56,385 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC MID CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Mid Cap Intellidex(SM) Index (the “Mid Cap Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of mid capitalization companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Intellidex. The Adviser will seek to match the performance of the Mid Cap Intellidex. The Mid Cap Intellidex is comprised of stocks of 150 U.S. mid capitalization companies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Mid Cap Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Mid Cap Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Mid Cap Intellidex in proportion to their weightings in the Mid Cap Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Intellidex, purchase securities not in the Mid Cap Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Mid Cap Intellidex. The Fund may sell stocks that are represented in the Mid Cap Intellidex in anticipation of their removal from the Mid Cap Intellidex or purchase stocks not represented in the Mid Cap Intellidex in anticipation of their addition to the Mid Cap Intellidex.

Intellidex Methodology

The Mid Cap Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)                                  The universe of companies is divided into groups based on size and sub-size group in the following manner:

(a)                                  The universe of stocks is segregated into three size groups, large cap, mid cap and small cap, by selecting the 250 largest (large cap), the next 750 largest (mid cap) and the remaining 1,000 stocks (small cap).

(b)                                 Stocks within the size groups are further divided into two market-cap groupings, larger and smaller, creating six size groups (the “Size Groups”) and sub-groups (the “Sub-Groups”). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(3)                                  Within each of these six Size Groups, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Mid Cap Intellidex. Selected stocks are equally weighted within their Sub-Groups.

The number of stocks selected from a Sub-Group is predetermined and is as follows:

(a)                                  Mid cap includes 150 stocks and is divided as follows:

(i)                                     Forty-four of the top-ranked larger mid cap stocks are selected and collectively receive 70% of the total index weight (each larger stock receives on average 1.59%). The forty-four component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  One hundred six of the top-ranked smaller mid cap stocks are selected and collectively receive 30% of the total index weight (each smaller stock receives on average 0.28%). The one hundred six component stocks selected are the components with the best Model Score in that Sub-Group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Mid Cap Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Mid Cap Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Intellidex with the same weightings as the Mid Cap Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Mid Cap Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $19,367 if the Creation Unit is redeemed after one year, and $56,385 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Small Cap Intellidex(SM) Index (the “Small Cap Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Intellidex. The Adviser will seek to match the performance of the Small Cap Intellidex. The Small Cap Intellidex is comprised of stocks of 100 U.S. small capitalization companies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Small Cap Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Small Cap Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Small Cap Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Small Cap Intellidex in proportion to their weightings in the Small Cap Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Intellidex, purchase securities not in the Small Cap Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Small Cap Intellidex. The Fund may sell stocks that are represented in the Small Cap Intellidex in anticipation of their removal from the Small Cap Intellidex or purchase stocks not represented in the Small Cap Intellidex in anticipation of their addition to the Small Cap Intellidex.

Intellidex Methodology

The Small Cap Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)                                  The universe of companies is divided into groups based on size and sub-size group in the following manner:

(a)                                  The universe of stocks is segregated into three size groups, large cap, mid cap and small cap, by selecting the 250 largest (large cap), the next 750 largest (mid cap) and the remaining 1,000 stocks (small cap).

(b)                                 Stocks within the size groups are further divided into two market-cap groupings, larger and smaller, creating six size groups (the “Size Groups”) and sub-groups (the “Sub-Groups”). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(3)                                  Within each of these six Size Groups, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Small Cap Intellidex. Selected stocks are equally weighted within their Sub-Groups.

The number of stocks selected from a Sub-Group is predetermined and is as follows:

(a)                                  Small cap includes 100 stocks and is divided as follows:

(i)                                     Sixty of the top-ranked larger small cap stocks are selected and collectively receive 70% of the total index weight (each larger stock receives on average 1.167%). The sixty component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty of the top-ranked smaller small cap stocks are selected and collectively receive 30% of the total index weight (each smaller stock receives on average 0.21%). The forty component stocks selected are the components with the best Model Score in that Sub-Group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Small Cap Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Small Cap Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Intellidex with the same weightings as the Small Cap Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Small Cap Intellidex.

Small Company Risk

Investing in securities of small sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $19,367 if the Creation Unit is redeemed after one year, and $56,385 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC BASIC MATERIALS SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Basic Materials Sector Intellidex(SM) Index (the “Basic Materials Sector Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of basic materials companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Basic Materials Sector Intellidex. The Adviser will seek to match the performance of the Basic Materials Sector Intellidex. The  Basic Materials Sector Intellidex is comprised of stocks of 60 U.S. basic materials companies. These are companies that are generally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The  Basic Materials Sector Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Basic Materials Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Basic Materials Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Basic Materials Sector Intellidex in proportion to their weightings in the Basic Materials Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Basic Materials Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Basic Materials Sector Intellidex, purchase securities not in the Basic Materials Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Basic Materials Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Basic Materials Sector Intellidex. The Fund may sell stocks that are represented in the Basic Materials Sector Intellidex in anticipation of their removal from the Basic Materials Sector Intellidex or purchase stocks not represented in the Basic Materials Sector Intellidex in anticipation of their addition to the Basic Materials Sector Intellidex.

Intellidex Methodology

The Basic Materials Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Basic Materials Sector Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  Basic materials stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Basic Materials Sector Intellidex model.

(2)                                  The universe of companies in the Basic Materials Sector Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Basic Materials Sector Group Universe”).

(3)                                  Stocks within the Basic Materials Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (the “Sub-Groups”). Stocks in the Basic Materials Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Basic Materials Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Basic Materials Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Basic Materials Sector Group Universe is predetermined and is as follows:

(a)                                  The Basic Materials Sector Intellidex includes 60 stocks that are selected from the Basic Materials Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Basic Materials Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Basic Materials Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Basic Materials Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Basic Materials Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Basic Materials Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Basic Materials Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Basic Materials Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Basic Materials Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Basic Materials Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Basic Materials Sector Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Basic Materials Sector Intellidex, as would be the case if it purchased all of the stocks in the Basic Materials Sector Intellidex with the same weightings as the Basic Materials Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Basic Materials Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Basic Materials Sector Risk

Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,967 if the Creation Unit is redeemed after one year, and $54,985 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC CONSUMER DISCRETIONARY SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Consumer Discretionary Sector Intellidex(SM) Index (the “Consumer Discretionary Sector Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of consumer companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Discretionary Sector Intellidex. The Adviser will seek to match the performance of the Consumer Discretionary Sector Intellidex. The Consumer Discretionary Sector Intellidex is comprised of stocks of 60 U.S. consumer companies. These are companies that are generally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including retail, automotive, leisure and recreation, media and real estate. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Consumer Discretionary Sector Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Consumer Discretionary Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Consumer Discretionary Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Consumer Discretionary Sector Intellidex in proportion to their weightings in the Consumer Discretionary Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Consumer Discretionary Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Consumer Discretionary Sector Intellidex, purchase securities not in the Consumer Discretionary Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Consumer Discretionary Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Consumer Discretionary Sector Intellidex. The Fund may sell stocks that are represented in the Consumer Discretionary Sector Intellidex in anticipation of their removal from the Consumer Discretionary Sector Intellidex or purchase stocks not represented in the Consumer Discretionary Sector Intellidex in anticipation of their addition to the Consumer Discretionary Sector Intellidex.

Intellidex Methodology

The Consumer Discretionary Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Consumer Discretionary Sector Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The consumer discretionary stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Consumer Discretionary Sector Intellidex model.

(2)                                  The universe of companies in the Consumer Discretionary Sector Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Consumer Discretionary Sector Group Universe”).

(3)                                  Stocks within the Consumer Discretionary Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (the “Sub-Groups”). Stocks in the Consumer Discretionary Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Consumer Discretionary Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Consumer Discretionary Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Consumer Discretionary Sector Group Universe is predetermined and is as follows:

(a)                                  The Consumer Discretionary Sector Intellidex includes 60 stocks that are selected from the Consumer Discretionary Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Consumer Discretionary Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Consumer Discretionary Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Consumer Discretionary Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Consumer Discretionary Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Consumer Discretionary Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Consumer Discretionary Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Consumer Discretionary Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Consumer Discretionary Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Consumer Discretionary Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Consumer Discretionary Sector Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Consumer Discretionary Sector Intellidex, as would be the case if it purchased all of the stocks in the Consumer Discretionary Sector Intellidex with the same weightings as the Consumer Discretionary Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Consumer Discretionary Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Consumer Discretionary Sector Risk

Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,967 if the Creation Unit is redeemed after one year, and $54,985 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC CONSUMER STAPLES SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Consumer Staples Sector Intellidex(SM) Index (the “Consumer Staples Sector Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of consumer staples companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Staples Sector Intellidex. The Adviser will seek to match the performance of the Consumer Staples Sector Intellidex. The Consumer Staples Sector Intellidex is comprised of stocks of 60 U.S. consumer staples companies. These are companies that are generally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Consumer Staples Sector Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Consumer Staples Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Consumer Staples Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Consumer Staples Sector Intellidex in proportion to their weightings in the Consumer Staples Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Consumer Staples Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Consumer Staples Sector Intellidex, purchase securities not in the Consumer Staples Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Consumer Staples Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Consumer Staples Sector Intellidex. The Fund may sell stocks that are represented in the Consumer Staples Sector Intellidex in anticipation of their removal from the Consumer Staples Sector Intellidex or purchase stocks not represented in the Consumer Staples Sector Intellidex in anticipation of their addition to the Consumer Staples Sector Intellidex.

Intellidex Methodology

The Consumer Staples Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Consumer Staples Sector Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The consumer discretionary stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Consumer Staples Sector Intellidex model.

(2)                                  The universe of companies in the Consumer Staples Sector Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Consumer Staples Sector Group Universe”).

(3)                                  Stocks within the Consumer Staples Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (the “Sub-Groups”). Stocks in the Consumer Staples Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Consumer Staples Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Consumer Staples Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Consumer Staples Sector Group Universe is predetermined and is as follows:

(a)                                  The Consumer Staples Sector Intellidex includes 60 stocks that are selected from the Consumer Staples Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Consumer Staples Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Consumer Staples Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Consumer Staples Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Consumer Staples Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Consumer Staples Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Consumer Staples Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Consumer Staples Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Consumer Staples Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Consumer Staples Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Consumer Staples Sector Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Consumer Staples Sector Intellidex, as would be the case if it purchased all of the stocks in the Consumer Staples Sector Intellidex with the same weightings as the Consumer Staples Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Consumer Staples Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Consumer Staples Sector Risk

Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies is this sector are also affected by changes in government regulation, world events and economic conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,967 if the Creation Unit is redeemed after one year, and $54,985 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC ENERGY SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Energy Sector Intellidex(SM) Index (the “Energy Sector Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of energy companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy Sector Intellidex. The Adviser will seek to match the performance of the Energy Sector Intellidex. The Energy Sector Intellidex is comprised of stocks of 60 U.S. energy companies. These are companies that are generally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Energy Sector Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Energy Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Energy Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Energy Sector Intellidex in proportion to their weightings in the Energy Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Energy Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Energy Sector Intellidex, purchase securities not in the Energy Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Energy Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Energy Sector Intellidex. The Fund may sell stocks that are represented in the Energy Sector Intellidex in anticipation of their removal from the Energy Sector Intellidex or purchase stocks not represented in the Energy Sector Intellidex in anticipation of their addition to the Energy Sector Intellidex.

Intellidex Methodology

The Energy Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Energy Sector Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The energy stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Energy Sector Intellidex model.

(2)                                  The universe of companies in the Energy Sector Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Energy Sector Group Universe”).

(3)                                  Stocks within the Energy Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (“Sub-Groups”). Stocks in the Energy Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Energy Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Energy Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Energy Sector Group Universe is predetermined and is as follows:

(a)                                  The Energy Sector Intellidex includes 60 stocks that are selected from the Energy Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Energy Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Energy Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Energy Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Energy Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Energy Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Energy Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Energy Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Energy Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Energy Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Energy Sector Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Energy Sector Intellidex, as would be the case if it purchased all of the stocks in the Energy Sector Intellidex with the same weightings as the Energy Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Energy Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Energy Sector Risk

Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,967 if the Creation Unit is redeemed after one year, and $54,985 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC FINANCIAL SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Financial Sector Intellidex(SM) Index (the “Financial Sector Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of financial services companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Financial Sector Intellidex. The Adviser will seek to match the performance of the Financial Sector Intellidex. The Financial Sector Intellidex is comprised of stocks of 60 U.S. financial services companies. These are companies that are generally engaged in the business of providing services and products, including banking, investment services, insurance and real estate services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Financial Sector Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Financial Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Financial Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Financial Sector Intellidex in proportion to their weightings in the Financial Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Financial Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Financial Sector Intellidex, purchase securities not in the Financial Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Financial Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Financial Sector Intellidex. The Fund may sell stocks that are represented in the Financial Sector Intellidex in anticipation of their removal from the Financial Sector Intellidex or purchase stocks not represented in the Financial Sector Intellidex in anticipation of their addition to the Financial Sector Intellidex.

Intellidex Methodology

The Financial Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Financial Sector Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The financial services stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Financial Sector Intellidex model.

(2)                                  The universe of companies in the Financial Sector Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Financial Sector Group Universe”).

(3)                                  Stocks within the Financial Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (“Sub-Groups”). Stocks in the Financial Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Financial Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Financial Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Financial Sector Group Universe is predetermined and is as follows:

(a)                                  The Financial Sector Intellidex includes 60 stocks that are selected from the Financial Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Financial Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Financial Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Financial Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Financial Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Financial Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Financial Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Financial Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Financial Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Financial Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Financial Sector Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Financial Sector Intellidex, as would be the case if it purchased all of the stocks in the Financial Sector Intellidex with the same weightings as the Financial Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Financial Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Financial Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation, and as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,967 if the Creation Unit is redeemed after one year, and $54,985 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC INDUSTRIALS SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Industrials Sector Intellidex(SM) Index (the “Industrials Sector Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of industrial companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Industrials Sector Intellidex. The Adviser will seek to match the performance of the Industrials Sector Intellidex. The Industrials Sector Intellidex is comprised of stocks of 60 U.S. industrial companies. These are companies that are generally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Industrials Sector Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Industrials Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Industrials Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Industrials Sector Intellidex in proportion to their weightings in the Industrials Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Industrials Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Industrials Sector Intellidex, purchase securities not in the Industrials Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Industrials Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Industrials Sector Intellidex. The Fund may sell stocks that are represented in the Industrials Sector Intellidex in anticipation of their removal from the Industrials Sector Intellidex or purchase stocks not represented in the Industrials Sector Intellidex in anticipation of their addition to the Industrials Sector Intellidex.

Intellidex Methodology

The Industrials Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Industrials Sector Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The industrial stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Industrials Sector Intellidex model.

(2)                                  The universe of companies in the Industrials Sector Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Industrials Sector Group Universe”).

(3)                                  Stocks within the Industrials Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (“Sub-Groups”). Stocks in the Industrials Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Industrials Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Industrials Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Industrials Sector Group Universe is predetermined and is as follows:

(a)                                  The Industrials Sector Intellidex includes 60 stocks that are selected from the Industrials Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Industrials Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Industrials Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Industrials Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Industrials Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Industrials Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Industrials Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Industrials Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Industrials Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Industrials Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Industrials Sector Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Industrials Sector Intellidex, as would be the case if it purchased all of the stocks in the Industrials Sector Intellidex with the same weightings as the Industrials Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Industrials Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,967 if the Creation Unit is redeemed after one year, and $54,985 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC HEALTHCARE SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Healthcare Sector Intellidex(SM) Index (the “Healthcare Sector Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of healthcare companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Healthcare Sector Intellidex. The Adviser will seek to match the performance of the Healthcare Sector Intellidex. The Healthcare Sector Intellidex is comprised of stocks of 60 U.S. healthcare companies. These are companies that are generally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Healthcare Sector Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Healthcare Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Healthcare Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Healthcare Sector Intellidex in proportion to their weightings in the Healthcare Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Healthcare Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Healthcare Sector Intellidex, purchase securities not in the Healthcare Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Healthcare Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Healthcare Sector Intellidex. The Fund may sell stocks that are represented in the Healthcare Sector Intellidex in anticipation of their removal from the Healthcare Sector Intellidex or purchase stocks not represented in the Healthcare Sector Intellidex in anticipation of their addition to the Healthcare Sector Intellidex.

Intellidex Methodology

The Healthcare Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Healthcare Sector Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The healthcare stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Healthcare Sector Intellidex model.

(2)                                  The universe of companies in the Healthcare Sector Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Healthcare Sector Group Universe”).

(3)                                  Stocks within the Healthcare Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (“Sub-Groups”). Stocks in the Healthcare Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Healthcare Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Healthcare Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Healthcare Sector Group Universe is predetermined and is as follows:

(a)                                  The Healthcare Sector Intellidex includes 60 stocks that are selected from the Healthcare Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Healthcare Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Healthcare Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Healthcare Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Healthcare Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Healthcare Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Healthcare Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Healthcare Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Healthcare Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Healthcare Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Healthcare Sector Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Healthcare Sector Intellidex, as would be the case if it purchased all of the stocks in the Healthcare Sector Intellidex with the same weightings as the Healthcare Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Healthcare Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Healthcare Sector Risk

Companies in the healthcare sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Many new products are subject to approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Companies in the healthcare sector may also be adversely affected by research and development costs, technological developments, and product liability and similar claims.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,967 if the Creation Unit is redeemed after one year, and $54,985 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC TECHNOLOGY SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Technology Sector Intellidex(SM) Index (the “Technology Sector Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of technology companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology Sector Intellidex. The Adviser will seek to match the performance of the Technology Sector Intellidex. The Technology Sector Intellidex is comprised of stocks of 60 U.S. technology companies. These are companies that are generally engaged in the business of providing technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Technology Sector Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Technology Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Technology Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Technology Sector Intellidex in proportion to their weightings in the Technology Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Technology Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Technology Sector Intellidex, purchase securities not in the Technology Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Technology Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Technology Sector Intellidex. The Fund may sell stocks that are represented in the Technology Sector Intellidex in anticipation of their removal from the Technology Sector Intellidex or purchase stocks not represented in the Technology Sector Intellidex in anticipation of their addition to the Technology Sector Intellidex.

Intellidex Methodology

The Technology Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Technology Sector Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  The technology stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Technology Sector Intellidex model.

(2)                                  The universe of companies in the Technology Sector Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Technology Sector Group Universe”).

(3)                                  Stocks within the Technology Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (“Sub-Groups”). Stocks in the Technology Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Technology Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Technology Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Technology Sector Group Universe is predetermined and is as follows:

(a)                                  The Technology Sector Intellidex includes 60 stocks that are selected from the Technology Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Technology Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Technology Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Technology Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Technology Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Technology Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Technology Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Technology Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Technology Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Technology Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Technology Sector Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Technology Sector Intellidex, as would be the case if it purchased all of the stocks in the Technology Sector Intellidex with the same weightings as the Technology Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Technology Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Technology Sector Risk

The technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future.

The technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of the sector participants depends in substantial part on the timely and successful introduction of new products.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

be $17,967 if the Creation Unit is redeemed after one year, and $54,985 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC BANKING SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Banking Intellidex(SM) Index (the “Banking Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of banking companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Banking Intellidex. The Adviser will seek to match the performance of the Banking Intellidex. The Banking Intellidex is comprised of stocks of 60 U.S. banking companies. These companies include money center banks, regional banks or thrifts that are primarily engaged in providing a range of consumer and commercial products and services including depository and cash management services; consumer and commercial loans; residential and commercial real estate loans; as well as other related banking services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Banking Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Banking Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Banking Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Banking Intellidex in proportion to their weightings in the Banking Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Banking Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Banking Intellidex, purchase securities not in the Banking Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Banking Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Banking Intellidex. The Fund may sell stocks that are represented in the Banking Intellidex in anticipation of their removal from the Banking Intellidex or purchase stocks not represented in the Banking Intellidex in anticipation of their addition to the Banking Intellidex.

Intellidex Methodology

The Banking Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Banking Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  Banking stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Banking Intellidex model.

(2)                                  The universe of companies in the Banking Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in the sector group (the “Banking Sector Group Universe”).

(3)                                  Stocks within the Banking Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (“Sub-Groups”). Stocks in the Banking Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Banking Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Banking Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Banking Sector Group Universe is predetermined and is as follows:

(a)                                  The Banking Intellidex includes 30 stocks that are selected from the Banking Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Banking Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Banking Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Banking Sector Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Banking Sector Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Banking Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Banking Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Banking Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Banking Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Banking Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Banking Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Banking Intellidex, as would be the case if it purchased all of the stocks in the Banking Intellidex with the same weightings as the Banking Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Banking Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Banking Sector Risk

Companies in the banking sector may be susceptible to adverse economic or regulatory occurrences affecting that sector. Investing in the banking sector involves risks, including government regulation that affects the scope of their activities, the prices that they can charge and the amount of capital that they must maintain. In addition, companies in the banking sector can be adversely affected by increases in interest rates and loan losses, which generally increase during economic downturns. Companies in the banking sector whose securities the Fund may purchase may themselves have concentrated portfolios, such as a high level of loans to entities in a specific sector, which makes them vulnerable to economic conditions that affect that sector. They may also have been or may in the future be affected by increased competition, which could adversely affect the profitability or viability of such companies.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,667 if the Creation Unit is redeemed after one year, and $54,685 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES DYNAMIC HEALTHCARE SERVICES SECTOR PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Healthcare Services Intellidex(SM) Index (the “Healthcare Services Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of healthcare services companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Healthcare Services Intellidex. The Adviser will seek to match the performance of the Healthcare Services Intellidex. The Healthcare Services Intellidex is comprised of stocks of 60 U.S. healthcare services companies. These are companies that are primarily engaged in the delivery, support or financing of healthcare. These companies may include operators of health plans; providers of patient care; distributors of a wide variety of healthcare-related products, equipment and supplies; and providers of non-medical support services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Healthcare Services Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Healthcare Services Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Healthcare Services Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Healthcare Services Intellidex in proportion to their weightings in the Healthcare Services Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Healthcare Services Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Healthcare Services Intellidex, purchase securities not in the Healthcare Services Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Healthcare Services Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Healthcare Services Intellidex. The Fund may sell stocks that are represented in the Healthcare Services Intellidex in anticipation of their removal from the Healthcare Services Intellidex or purchase stocks not represented in the Healthcare Services Intellidex in anticipation of their addition to the Healthcare Services Intellidex.

Intellidex Methodology

The Healthcare Services Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Healthcare Services Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Intellidex Construction

(1)                                  Healthcare services stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Healthcare Services Intellidex model.

(2)                                  The universe of companies in the Healthcare Services Intellidex is defined by the AMEX’s proprietary screening to identify those companies that have significant operations in that industry group (the “Healthcare Services Sector Group Universe”).

(3)                                  Stocks within the Healthcare Services Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (“Sub-Groups”). Stocks in the Healthcare Services Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)                                  Within the Healthcare Services Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Healthcare Services Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Healthcare Services Sector Group Universe is predetermined and is as follows:

(a)                                  The Healthcare Services Intellidex includes 30 stocks that are selected from the Healthcare Services Sector Group Universe based on their Model Score as follows:

(i)                                     Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Healthcare Services Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

(ii)                                  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Healthcare Services Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)                                 In the event that the Healthcare Services Sector Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Healthcare Services Sector Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

(i)                                     The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Healthcare Services Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

(ii)                                  The other forty-four of the selected stocks collectively receive 60% of the total Healthcare Services Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Healthcare Services Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Healthcare Services Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Healthcare Services Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Healthcare Services Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Healthcare Services Intellidex, as would be the case if it purchased all of the stocks in the Healthcare Services Intellidex with the same weightings as the Healthcare Services Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Healthcare Services Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Healthcare Services Sector Risk

Companies in the healthcare services sector may be adversely affected by patent protection, government regulation, research and development costs, technological developments and increased competition. Companies in the healthcare services sector may be subject to extensive litigation based on product liability and similar claims.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,667 if the Creation Unit is redeemed after one year, and $54,685 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC DEEP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Deep Value Intellidex(SM) Index (the “Deep Value Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of deep value companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Deep Value Intellidex. The Adviser will seek to match the performance of the Deep Value Intellidex. The Deep Value Intellidex is comprised of stocks of 100 U.S. deep value stocks. A stock’s characterization as “deep value” is based on a robust multi-factor methodology which creates distinctions between stocks that technically qualify as value stocks and stocks that exhibit strong value characteristics. This style delineation process incorporates a unique blend of factors that rely on accounting and consensus analyst data. Incorporating analyst forecasted earnings projections in the style delineation process is a key component to style accuracy, creating distinct style groups within the value classification. Once a stock’s value characteristic is determined, stocks that do not exhibit strong value characteristics are excluded. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Deep Value Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Deep Value Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Deep Value Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Deep Value Intellidex in proportion to their weightings in the Deep Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Deep Value Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Deep Value Intellidex, purchase securities not in the Deep Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Deep Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Deep Value Intellidex. The Fund may sell stocks that are represented in the Deep Value Intellidex in anticipation of their removal from the Deep Value Intellidex or purchase stocks not represented in the Deep Value  Intellidex in anticipation of their addition to the Deep Value Intellidex.

Intellidex Methodology

The Deep Value Intellidex methodology is designed to objectively identify those stocks within the deep value market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Deep Value Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within a deep value universe.

Intellidex Construction

(1)                                  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)                                  The universe of companies is divided into groups in the following manner:

(a)                                  The universe of stocks is segregated into three style groups: growth, deep value or core. Core includes stocks which technically may be considered value stocks but which do not exhibit strong value characteristics. A stock’s characterization as growth, deep value or core is based on a multi-factor methodology whose measurements include forecasted price to earnings, price to book, dividend yield, forecasted earnings growth, revenue and book value growth. 1,000 stocks in the total universe are deemed growth, 500 stocks in the total universe are deemed deep value and 500 stocks in the total universe are deemed core. Core and growth stocks are excluded from the Deep Value Intellidex.

(b)                                 The deep value universe is further divided into two sub-groups based on market capitalization. The top quintile, or 20% of the deep value universe by market cap, is one sub-group comprised of larger companies. 30 of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles, or 80% of the value universe by market cap, are another sub-group comprised of smaller companies. 70 of the top-ranked stocks in this group are selected and collectively receive 30% of the weight. Selected stocks are equally weighted within their sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Deep Value Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Deep Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Deep Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Deep Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Deep Value

Intellidex, as would be the case if it purchased all of the stocks in the Deep Value Intellidex with the same weightings as the Deep Value Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Deep Value Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Value Investing Style Risk

A “value” style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3) (fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4) (expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $18,367 if the Creation Unit is redeemed after one year, and $55,385 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dynamic Aggressive Growth Intellidex(SM) Index (the “Aggressive Growth Intellidex” or “Underlying Intellidex”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of aggressive growth companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Aggressive Growth Intellidex. The Adviser will seek to match the performance of the Aggressive Growth Intellidex. The Aggressive Growth Intellidex is comprised of stocks of 100 U.S. aggressive growth stocks. A stock’s characterization as “aggressive growth” is based on a robust multi-factor methodology which creates distinctions between stocks that technically qualify as growth stocks and stocks that exhibit strong growth characteristics. This style delineation process incorporates a unique blend of factors that rely on accounting and consensus analyst data. Incorporating analyst forecasted earnings projections in the style delineation process is a key component to style accuracy, creating distinct style groups within the growth classification. Once a stock’s growth characteristic is determined, stocks that do not exhibit strong growth characteristics are excluded. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the “Intellidex Provider”) pursuant to a proprietary Intellidex methodology. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Aggressive Growth Intellidex is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Aggressive Growth Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Aggressive Growth Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Aggressive Growth Intellidex in proportion to their weightings in the Aggressive Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Aggressive Growth Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Aggressive Growth Intellidex, purchase securities not in the Aggressive Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Aggressive Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Aggressive Growth Intellidex. The Fund may sell stocks that are represented in the Aggressive Growth Intellidex in anticipation of their removal from the Aggressive Growth Intellidex or purchase stocks not represented in the Aggressive Growth Intellidex in anticipation of their addition to the Aggressive Growth Intellidex.

Intellidex Methodology

The Aggressive Growth Intellidex methodology is designed to objectively identify those stocks within the aggressive growth market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Aggressive Growth Intellidex are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within an aggressive growth universe.

Intellidex Construction

(1)                                  The 2,000 largest U.S. stocks (by market capitalization) traded on NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)                                  The universe of companies is divided into groups based in the following manner:

(a)                                  The universe of stocks is segregated into three style groups: aggressive growth, value or core. Core includes stocks which technically may be considered growth stocks but which do not exhibit strong growth characteristics. A stock’s characterization as aggressive growth, value or core is based on a multi-factor methodology whose measurements include forecasted price to earnings, price to book, dividend yield, forecasted earnings growth, revenue and book value growth. 500 of the stocks in the total universe are deemed aggressive growth, 500 of the stocks in the total universe are deemed value and 1,000 of the stocks in the total universe are deemed core. Core and value stocks are excluded from the Aggressive Growth Intellidex.

(b)                                 The aggressive growth universe is further divided into two sub-groups based on market capitalization. The top quintile, or 20% of the growth universe by market cap, is one sub-group comprised of larger companies. 30 of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles, or 80% of the growth universe by market cap, are another sub-group comprised of smaller companies. 70 of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Aggressive Growth Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Aggressive Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Aggressive Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Aggressive Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Aggressive Growth Intellidex, as would be the case if it purchased all of the stocks in the Aggressive Growth Intellidex with the same weightings as the Aggressive Growth Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Aggressive Growth Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Growth Investing Risk

The Fund emphasizes a “growth” style of investing. The market values of such securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$69	$218

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $18,367 if the Creation Unit is redeemed after one year, and $55,385 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES BUYBACK ACHIEVERSTM PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Mergent Buyback Achievers™Index (the “Buyback Achievers™ Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the Buyback Achievers™ Index. The Buyback Achievers™ Index is currently comprised of stocks of 167 companies selected by Mergent®, Inc. (“Mergent”) pursuant to a proprietary selection methodology. As of February 28, 2006, the Buyback Achievers™ Index included companies with a market capitalization range of between $976 million and $197 billion. To qualify as a stock included in the universe of “Buyback Achievers™,” an issuer must have repurchased at least 5% of its outstanding shares for the trailing 12 months. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Buyback Achievers™ Index. The Fund’s investment objective and 90% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Buyback Achievers™ Index is rebalanced quarterly on the last trading date of January, April, July and October based on the constituent’s modified market capitalizations as of the last trading day in March, June and September, respectively. The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Buyback Achievers™ Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Buyback Achievers™ Index ; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Buyback Achievers™ Index in proportion to their weightings in the Buyback Achievers™ Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Buyback Achievers™ Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Buyback Achievers™ Index, purchase securities not in the Buyback Achievers™ Index which the Adviser believes are appropriate to substitute for certain securities in the Buyback Achievers™ Index or utilize various combinations of other available investment techniques, in seeking to track the Buyback Achievers™ Index. The Fund may sell stocks that are represented in the Buyback Achievers™ Index in anticipation of their removal from the Buyback Achievers™ Index or purchase stocks not represented in the Buyback Achievers™ Index in anticipation of their addition to the Buyback Achievers™ Index.

Mergent Index Methodology

The Buyback Achievers™ Index is designed to track the performance of companies that meet the requirements to be classified as “Buyback Achievers™.”  To become eligible for inclusion in the Buyback Achievers™ Index, a company must be incorporated in the United States or a U.S. territory, trade on the NYSE, NASDAQ or AMEX, and must have repurchased at least 5% of its outstanding shares for the trailing 12 months.

Index Construction

The universe of companies is weighted according to a modified market capitalization, using each company’s eligible shares outstanding and the closing price at the company’s last trading day in

December. No single company may exceed 5% of the Buyback Achievers™ Index as of either a reconstruction or rebalance date. Companies with market capitalizations that exceed 5% will have their index weight modified to equal 5% of the Buyback Achievers™ Index. The excess amounts from companies whose initial market capitalizations exceeded 5% of the Buyback Achievers™ Index will be redistributed among the remaining companies in proportion to their initial weights until no company exceeds 5% of the Buyback Achievers™ Index. These modified weights will then become effective on the last trading day in January. In between the reconstitutions and rebalance dates, the Buyback Achievers™ Index weights of each company will float; thus it will be possible for a company to exceed 5% of the Buyback Achievers™ Index during these periods.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Buyback Achievers™ Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Buyback Achievers™ Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Buyback Achievers™ Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Buyback Achievers™ Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Buyback Achievers™ Index, as would be the case if it purchased all of the stocks in the Buyback Achievers™ Index with the same weightings as the Buyback Achievers™ Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Buyback Achievers™ Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $20,148 if the Creation Unit is redeemed after one year, and $60,921 if the Creation Unit is redeemed after three years.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES CLEANTECHTM PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Cleantech™ Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of cleantech companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Cleantech™ Index. The Adviser will seek to match the performance of the Cleantech™ Index. The Cleantech™ Index is an equally weighted index currently comprised of approximately 75 publicly traded companies engaged in the cleantech industry. A company is considered to be a cleantech company if it produces any knowledge-based product or service that improves operation, performance, productivity or efficiency, while reducing costs, inputs, energy consumption, waste or pollution. Cleantech companies produce knowledge-based products or services in a variety of areas, including agriculture and nutrition, air quality, enabling technologies, environmental technologies, material and Nan-technology, materials recovery and recycling, transportation and logistics, and water purification and management. Stocks will be selected by Cleantech Capital Indices LLC (“Cleantech” or the “Index Provider”). As of May 31, 2006, the Cleantech™ Index included companies with a market capitalization range of between $[   ] million and $[   ] billion. In tracking the Cleantech™ Index, it is anticipated that a portion of the stocks will be small and medium capitalization stocks. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund generally will invest in the stocks comprising the Cleantech™ Index in proportion to their weightings in the Cleantech™ Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Cleantech™ Index. There may also be instances in which the Adviser may choose to overweight another stock in the Cleantech™ Index, purchase securities not in the Cleantech™ Index which the Adviser believes are appropriate to substitute for certain securities in the Cleantech™ Index or utilize various combinations of other available investment techniques, in seeking to track the Cleantech™ Index. The Fund may sell stocks that are represented in the Cleantech™ Index in anticipation of their removal from the Cleantech™ Index or purchase stocks not represented in the Cleantech™ Index in anticipation of their addition to the Cleantech™ Index.

Index Construction

The Cleantech™ Index includes cleantech companies that are listed on the NYSE, AMEX or quoted on NASDAQ. To be included in the Cleantech™ Index, companies must meet the following three criteria:

(1)                                  Have a three-month average market capitalization of at least $150 million;

(2)                                  Have a three-month average closing price above $1.00; and

(3)                                  Have a trading volume greater than 500,000 shares for each of the prior six months.

The Index Provider may at any time, and from time to time, change the number of issues comprising the Cleantech™ Index by adding or deleting one or more components, or replacing one or more issues contained in the Cleantech™ Index with one or more substitute stocks of its choice if, in the Index Provider’s discretion, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Cleantech™ Index relates.

Index Methodology

The Cleantech™ Index is calculated using an equal weighting methodology.

Quarterly Updates to the Cleantech™ Index

Changes to the Cleantech™ Index composition typically take effect after the close of trading on the next to last business day of each calendar quarter month (“Rebalance Date”). The components and weights will be determined and announced at the close of trading two days prior to the Rebalance Date. A component must meet the following continued inclusion rules:

(1)                                  Maintain a total market capitalization above $150 million on the determination date; and

(2)                                  Have a last-reported sale price above $1.00 per share on the determination date.

In conjunction with the quarterly review, the share weights used in the calculation of the Cleantech™ Index are updated based upon component prices as of the close of trading two business days prior to the Rebalance Date. The share weight of each component in the Cleantech™ Index remains fixed between quarterly reviews except in the event of certain types of corporate actions such as splits, reverse splits, stock dividends or similar events.

Maintenance of the Cleantech™ Index

In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition. Cleantech may substitute components or change the number of issues included in the Index, based on changing conditions in the universe of cleantech companies or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs, and reorganizations. In the event of component or share weight changes to the Cleantech™ Index, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalizations, or other corporate actions affecting a component of the Index, the Index divisor may be adjusted to ensure that there are no changes to the Cleantech™ Index level as a result of non-market forces.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Cleantech™ Index

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Cleantech™ Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Cleantech™ Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Cleantech™ Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Cleantech™ Index, as would be the case if it purchased all of the stocks in the Cleantech™ Index with the same weightings as the Cleantech™ Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the CleantechTM Intellidex.

Cleantech Sector Risk

There are risks in investing in the cleantech sector, including the risks of concentrating in the water, energy and environmental sector. Adverse developments in the water sector may significantly affect the value of the Shares of the Fund. Companies involved in the water sector are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation. Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund’s performance.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

6.                                      Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $20,148 if the Creation Unit is redeemed after one year, and $60,921 if the Creation Unit is redeemed after three years.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES NASDAQ® DIVIDEND ACHIEVERSTM PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ® Dividend AchieversTM Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the NASDAQ® Dividend AchieversTM Index . The NASDAQ® Dividend AchieversTM Index is comprised of stocks of [   ] U.S. companies listed on the NASDAQ® Securities Market Inc. (“NASDAQ®”). Eligibility in the NASDAQ® Dividend AchieversTM Index is determined by security type. The security types eligible for inclusion in the NASDAQ® Dividend AchieversTM Index include domestic common stocks, shares or units of beneficial interest or limited partnership interest and real estate investment trusts (“REITs”). Security types not eligible for inclusion in the NASDAQ® Dividend AchieversTM Index include American depositary receipts (“ADRs”), tracking stocks, closed-end fund stocks, convertible debentures, exchange-traded funds, ordinary shares, preferred stocks, rights, warrants, units and other derivative securities. Stocks in the underlying Index will be selected by Mergent®, Inc. (“Mergent”) pursuant to a market capitalization weighting methodology. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the NASDAQ® Dividend AchieversTM Index. The Fund’s investment objective and 90% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The NASDAQ® Dividend AchieversTM Index is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the NASDAQ® Dividend AchieversTM Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the NASDAQ® Dividend AchieversTM Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the NASDAQ® Dividend AchieversTM Index in proportion to their weightings in the NASDAQ® Dividend AchieversTM Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the NASDAQ® Dividend AchieversTM Index a whole. There may also be instances in which the Adviser may choose to overweight another stock in the NASDAQ® Dividend AchieversTM Index, purchase securities not in the NASDAQ® Dividend AchieversTM Index which the Adviser believes are appropriate to substitute for certain securities in the NASDAQ® Dividend AchieversTM Index or utilize various combinations of other available investment techniques, in seeking to track the NASDAQ® Dividend AchieversTM Index. The Fund may sell stocks that are represented in the NASDAQ® Dividend AchieversTM Index in anticipation of their removal from the NASDAQ® Dividend AchieversTM Index, or purchase stocks not represented in the NASDAQ® Dividend AchieversTM Index in anticipation of their addition to the NASDAQ® Dividend AchieversTM Index.

NASDAQ® Dividend AchieversTM Index Methodology

The NASDAQ® Dividend AchieversTM Index methodology is designed to objectively identify those stocks from among the [       ] U.S. stocks, including domestic common stocks, shares or units of beneficial interest or limited partnership interest and REITs listed on the NASDAQ® that have increased their annual regular dividend payments for the last 10 or more consecutive years.

Index Construction

The NASDAQ® Dividend AchieversTM Index includes companies that are listed on the NASDAQ® and have increased their annual regular dividend payments for the last 10 or more consecutive years. The NASDAQ® Dividend AchieversTM Index is reconstituted once a year after the close of business on the last trading day in January according to Mergent’s proprietary screening methodology. The companies included in the NASDAQ® Dividend AchieversTM Index are determined based on data as of the last trading day in December.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the NASDAQ® Dividend AchieversTM Index .

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the NASDAQ® Dividend AchieversTM Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the NASDAQ® Dividend AchieversTM Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the NASDAQ® Dividend AchieversTM Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the NASDAQ® Dividend AchieversTM Index, as would be the case if it purchased all of the stocks in the NASDAQ® Dividend AchieversTM Index with the same weightings as the NASDAQ® Dividend AchieversTM Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the NASDAQ® Dividend AchieversTM Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Dividend AchieversTM Universe Risk

At times, the segment of the market represented by the Dividend AchieversTM universe (i.e., dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the NASDAQ® Dividend AchieversTM Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

[Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.]

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees(5)%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.65%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.60%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.50% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.50% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$66	$208

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $17,603 if the Creation Unit is redeemed after one year, and $53,008 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES INDIA TIGER PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Halter India Tiger Index (the “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the Halter India Tiger Index. The Halter India Tiger Index is a modified equal dollar weighted index comprised of U.S. exchange listed common stocks of Indian companies. Indian companies are defined as companies that (i) are organized in, or for which the principal securities trading market is in, India or (ii) alone or on a consolidated basis derive 50% or more of their annual revenues primarily from either goods produced, sales made or services performed in India. Stocks are selected principally on the basis of their capital appreciation potential as identified by the Halter Financial Group (the “Index Provider”) pursuant to a proprietary Index methodology. The Fund will normally invest at least 80% of its total assets in U.S. exchange listed common stocks of Indian companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Halter India Tiger Index. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Halter India Tiger Index is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Halter India Tiger Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Halter India Tiger Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Halter India Tiger Index in proportion to their weightings in the Halter India Tiger Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Halter India Tiger Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Halter India Tiger Index, purchase securities not in the Halter India Tiger Index which the Adviser believes are appropriate to substitute for certain securities in the Halter India Tiger Index or utilize various combinations of other available investment techniques, in seeking to track the Halter India Tiger Index. The Fund may sell stocks that are represented in the Halter India Tiger Index in anticipation of their removal from the Halter  India Tiger Index or purchase stocks not represented in the Halter India Tiger Index in anticipation of their addition to the Halter India Tiger Index.

Halter India Tiger Index Methodology

The Halter India Tiger Index methodology is calculated using a modified equal dollar weighting methodology. The Index components are modified to conform to the following asset diversification rules, which are applied in conjunction with the scheduled quarterly updates to the Halter India Tiger Index. The components are ranked by market capitalization. The four highest ranking Index component weights each total 10%. The remaining 60% of the Index is equally distributed across the remaining components. A component must continue to meet the following requirements to remain in the Index:

1.                                       Maintain a market capitalization above $50 million.

2.                                       Listed on the NYSE, AMEX or quoted on the NASDAQ.

3.                                       Conduct the majority of its business in India, based on expert evaluation by the Halter USX India Index Selection Committee.

Index Construction

The Halter India Tiger Index includes companies that are listed on the NYSE, AMEX or NASDAQ and have a market capitalization of greater than $50 million based on the average closing price for the prior 40 trading days, as identified by the Halter USX India Selection Committee. In addition to these basic requirements, the Halter USX India Selection Committee may also consider other factors, including the size of the public float, liquidity and the fundamentals of all existing and potential constituents.

Changes to the Halter India Tiger Index composition and/or component share weights in the Halter India Index typically take effect after the close of trading on the next to last business day of each calendar quarter month (the “Rebalance Date”). The constituent additions/and or deletions determined by the Halter India Tiger Index are provided to AMEX five days prior to the Rebalance Date in March, June, September and December.

In conjunction with the quarterly review, the share weights used in the calculation of the Halter India Tiger Index are updated based upon the current shares outstanding and price as of the close of trading two business days prior to the Rebalance Date. The share weight of each component in the Halter India Tiger Index remains fixed between quarterly reviews except in the event of certain types of corporate actions, such as share changes, stock splits, stock dividends, rights offerings, spin-offs, restructurings or similar events. The Index Provider may substitute components or change the number of issues included in the Halter India Tiger Index, based on changing conditions in the Indian economy or in the event of certain types of corporate actions. In the event of component or share weight changes to the Halter India Tiger Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, recapitzalition or other corporate actions affecting a component of the Halter India Tiger Index, the Halter India Tiger Index divisor may be adjusted to ensure that there are no changes to the Halter India Tiger Index level as a result of non-market forces. Adjustments to the Halter India Tiger Index divisor for changes in market value will leave the Halter India Tiger Index unaffected by additions and deletions of constituents or corporate action.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Halter India Tiger Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Halter India Tiger Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Halter India Tiger Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Halter India Tiger Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Halter India Tiger Index, as would be the case if it purchased all of the stocks in the Halter India Tiger Index with the same weightings as the Halter India Tiger Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Halter India Tiger Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Risk of Investing in Indian Companies

Investing in securities of Indian companies involves additional risks, including, but not limited to, greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy. Issuers in India are also subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. There is substantially less publicly available information about Indian issuers than there is about U.S. issuers, and there is less regulation and monitoring of Indian securities markets and the activities of investors, brokers and other participants than in the United States.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $19,398 if the Creation Unit is redeemed after one year, and $60,171 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES AUTONOMIC ALLOCATION RESEARCH AFFILIATES PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Research Affiliates Intellidex Allocation Index (the “Intellidex Allocation Index” or “Underlying Index”).

Principal Investment Strategies

The Adviser will seek to match the performance of the Intellidex Allocation Index. The Intellidex Allocation Index is comprised of stocks of [    ] U.S. companies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the Research Affiliates (the “Index Provider”) pursuant to a proprietary index methodology. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Intellidex Allocation Index. The Fund’s investment objective and 90% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Intellidex Allocation Index is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Intellidex Allocation Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Intellidex Allocation Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Intellidex Allocation Index in proportion to their weightings in the Intellidex Allocation Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Intellidex Allocation Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Intellidex Allocation Index, purchase securities not in the Intellidex Allocation Index which the Adviser believes are appropriate to substitute for certain securities in the Intellidex Allocation Index or utilize various combinations of other available investment techniques, in seeking to track the Intellidex Allocation Index. The Fund may sell stocks that are represented in the Intellidex Allocation Index in anticipation of their removal from the Intellidex Allocation Index or purchase stocks not represented in the Intellidex Allocation Index in anticipation of their addition to the Intellidex Allocation Index.

Intellidex Allocation Index Methodology

The Intellidex Allocation Index methodology is designed to objectively identify those stocks within a particular market segment reflected in one or more AMEX Intellidex Indexes that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Intellidex Allocation Index are selected from among the companies with the highest-ranking cumulative score (“Model Score”) within their respective sub-groups.

Index Construction

(1)                                  Stocks are selected from the universe of stocks which are included in one or more of the AMEX Intellidex Indexes. The Intellidex Indexes are calculated by AMEX and are designed to objectively identify market segments and stocks within those market segments that have the greatest potential

for capital appreciation in the current environment. The [    ] current AMEX Intellidexes are listed in the Statement of Additional Information and on the AMEX website.

(2)                                  The Research Affiliates proprietary asset allocation model identifies equity sectors, styles and strategies that are most likely to produce returns and reduce risk in the current environment.

(3)                                  The Research Affiliates proprietary model then identifies AMEX Intellidexes which exhibit characteristics that correspond to the selected sectors, styles and strategies and are assigned attractiveness scores.

(4)                                  Weights in the Intellidex Allocation Index are assigned to the AMEX Intellidexes taking into account their attractiveness in the current environment and the associated risk.

(5)                                  The Intellidex Allocation Index is then constructed from the stocks belonging to the selected AMEX Intellidexes according to the weights of the selected AMEX Intellidexes and the weights of the stocks in these AMEX Intellidexes.

Principal Risks of Investing in the Fund

[The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Intellidex Allocation Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Intellidex Allocation Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Intellidex Allocation Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Intellidex Allocation Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Intellidex Allocation Index, as would be the case if it purchased all of the stocks in the Intellidex Allocation Index with the same weightings as the Intellidex Allocation Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Intellidex Allocation Index.

The Fund will be subject to the risks associated with investment in the stocks comprising the various Intellidex Indexes. These risks may include:

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Large-Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Value Investing Style Risk

Certain of the AMEX Intellidex Indexes emphasize a “value” style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions.

Growth Investing Risk

Certain of the AMEX Intellidex Indexes emphasize a “growth” style of investing. The market values of such securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Biotechnology/Genome Industry Concentration Risk

The biotechnology and genome industries can be significantly affected by patent considerations, including the termination of their patent protections for their products, intense competition, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. Biotechnology and genome companies can have persistent losses during a new product’s transition from development to production and revenue patterns can be erratic. In addition, biotechnology and genome companies must contend with high development costs which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls. Moreover, stock prices of biotechnology and genome companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Food And Beverage Industry Concentration Risk

The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, risks of product tampering and the availability and expense of liability insurance. Product recalls are sometimes required in the food and beverage industry to withdraw contaminated or mislabeled products from the market. In addition, there are risks pertaining to raw materials and the suppliers of such raw materials that include changing market prices. The prices for raw materials fluctuate in response to a number of factors, including, but not limited to, changes in the U.S. Government farm support programs, changes in international agricultural and trading policies, weather and other conditions during the growing and harvesting seasons.

Leisure And Entertainment Industry Concentration Risk

Companies engaged in design, production, or distribution of goods or services for the leisure and entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels and fast food and other restaurants) may become obsolete quickly. Additionally, the leisure and entertainment industry can be significantly affected by several factors, including the performance of the overall economy, changing consumer tastes, intense competition, technological developments and government regulation.

Media Industry Concentration Risk

Companies engaged in design, production or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to risks which include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues are dependent in large part on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, companies engaged in the media industry can be significantly affected by federal deregulation of cable and broadcasting, competitive pressures and government regulation.

Networking Industry Concentration Risk

The networking industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences.

The market for these network products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of network companies depends in substantial part on the timely and successful introduction of new products or services. An unexpected change in one or more of the technologies affecting a company’s products or in the market for products based on a particular technology could have a material adverse affect on the company’s operating results. Furthermore, there can be no assurance that the network companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. The networking industry is characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent, trade secret and other intellectual property rights. claims and related litigation regarding patent, trade secret and other intellectual property rights.

Pharmaceuticals Industry Concentration Risk

The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Substantially all pharmaceutical products are subject to regulation by the Food and Drug Administration (the “FDA”). The research, design, testing, manufacturing, labeling, marketing, distribution and advertising of pharmaceutical products are subject to extensive regulation by governmental authorities in the United States and other countries. The FDA and foreign regulatory agencies require pharmaceutical companies to comply with an array of manufacturing and design controls and testing, quality control, storage and documentation procedures. Manufacturing and sales of pharmaceutical products outside the United States are also subject to foreign regulatory requirements that vary from country to country. The approval process for pharmaceutical products in the United States and abroad can be lengthy, expensive and require extensive preclinical and clinical trials. As a result, pharmaceutical companies may expend substantial resources in developing and testing a new product but fail to obtain the necessary approvals or clearances to market or manufacture the products on a timely basis or at all. Failure to comply with applicable domestic and/or foreign requirements can result in: fines or other enforcement actions, recall or seizure of products, total or partial suspension of production, withdrawal of existing product approvals or clearances, refusal to approve or clear new applications or notifications, increased quality control costs, or criminal prosecution. The pharmaceutical industry is also subject to federal, state, local and foreign laws and regulations governing the protection of the environment and occupational health and safety, including laws regulating air emissions, wastewater discharges, the management and disposal of hazardous materials and wastes, and the health and safety of employees.

Pharmaceutical companies are also required to obtain permits from governmental authorities for certain operations. Violation or failure to comply with these laws or regulations or failure to obtain these permits could result in fines, penalties or other sanctions. Pharmaceutical companies are exposed to significant potential product liability risks that are inherent in the development, manufacturing and marketing of human therapeutic products. Product liability claims could delay or prevent completion of companies’ clinical development programs as well as result in FDA investigations of the safety and effectiveness of companies’ products, manufacturing processes and facilities or our marketing programs.

Pharmaceutical companies depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by pharmaceutical companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies’ products. Pharmaceutical companies also rely on trade secrets, know-how and technology, which are not protected by patents, to maintain our competitive position. If any trade secret, know-how or other technology not protected by a patent were to be disclosed to or independently developed by a competitor, that company’s business and financial condition could be materially adversely affected.

Semiconductors Industry Concentration Risk

The semiconductors industry can be significantly affected by competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence.

The semiconductor industry is characterized by rapid technological change, cyclical market patterns, significant price erosion, periods of over-capacity and production shortages, changing demand, variations in manufacturing costs and yields and significant expenditures for capital equipment and product development.

The semiconductor industry has from time to time experienced depressed business conditions. In the past, business conditions in this industry have rapidly changed from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of semiconductor companies.

Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures for research and development in order to improve product performance and increase manufacturing yields. Current technology is likely to become obsolete at some point in the future. The success of semiconductor companies largely depends on their ability to obtain and maintain protection of certain proprietary technologies used in their principal products.

Semiconductor companies rely on a combination of patents, trade secret laws and contractual provisions to protect our technologies. Competitors may independently develop technologies that are as good as or better than ours, and absent patent protection, we would be unable to stop their use of such independently developed technologies. The process of seeking patent protection can be long and expensive. In addition, the semiconductor industry in general is characterized by frequent litigation regarding patent and other intellectual property rights. This may require semiconductor companies to defend against assertions of intellectual property infringement or misappropriation raised by competitors.

Software Industry Concentration Risk

The software industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to the continued demand for internet services. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components and product obsolescence. Software company stocks are likely to experience substantial fluctuations in market price.

The market for software products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of software and services companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting a company’s products or in the market for products based on a particular technology could have a material adverse affect on the company’s operating results. Furthermore, there can be no assurance that the software companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Building And Construction Industry Concentration Risk

Companies in the building and construction industries are affected by supply and demand both for their specific products or services and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, government regulation, world events and economic conditions affect the performance of companies in these industries. Companies in this sector are also at risk for environmental damage and product liability claims.

Energy Industry Concentration Risk

Companies in the energy exploration and production sector may be adversely affected by changes in worldwide energy prices, exploration, production spending and changes in exchange rates. Companies is this sector are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims.

Insurance Industry Concentration Risk

Companies involved in the insurance industry are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. In addition, certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, although the industry is currently subject to extensive regulation, companies in this industry may be adversely affected by increased government regulations or tax law changes in the future.

Nanotechnology Industry Concentration Risk

Small technology companies are especially risky. These companies may be smaller and less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies are generally subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

Nanotechnology is a developing area of technology. As a result, little is known about the future commercial value of nanotechnology. Furthermore, because the future commercial value is difficult to estimate and is subject to various interpretations, the timing of additional future commercially available nanotechnology products is highly uncertain.

Oil Services Industry Concentration Risk

Companies in the energy exploration and production sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. Companies is this sector are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Retail Industry Concentration Risk

The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail sector depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products. The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail industry is subject to severe competition.

Utilities Industry Concentration Risk

The utilities industry is susceptible to adverse conditions affecting such industry than a fund that does not have its assets invested to a similar degree in such issuers. Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Issuers in the utility industry are subject to a variety of factors that may adversely affect their business or operations, including: high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters.

Issuers in the utility industry also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. ]

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses(2)(3)
(fees paid directly from your investments)	None *
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund’s assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(5)	—%
Other Expenses	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.70%

(1).                            The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2007.

(2).                            When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(3).                            If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(4).                            Expressed as a percentage of average net assets.

(5).                            The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund.

(6).                            Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the “Expense Agreement”) in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$77	$240

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $2,500 for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $34,148 if the Creation Unit is redeemed after one year, and $74,921 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Intellidex or Underlying Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Intellidex or Underlying Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund’s Underlying Intellidex or Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX “circuit breaker” rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The net asset value of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund’s Underlying Intellidex or Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management of approximately $6.1 billion as of May 31, 2006. PowerShares XTF is currently comprised of fifty-eight exchange-traded funds.

On January 23, 2006, AMVESCAP PLC announced that it had entered into a definitive agreement to acquire PowerShares Capital Management LLC. The transaction is expected to be completed, subject to satisfaction of certain conditions, including the requisite shareholder approvals, in the second or third quarter of 2006.

PowerShares Capital Management LLC has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

The portfolio manager who is currently responsible for the day-to-day management of the Funds’ portfolios is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been with each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. Prior to his work at Charles A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, Niké Securities LP) from October 1992 to May 2001. The Funds’ Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Trust.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund’s average daily net assets, except with respect to the PowerShares NASDAQ® Dividend Achievers™  Portfolio, which will pay a management fee of 0.40% of the Fund’s average daily net assets. Pursuant to the Investment Advisory Agreement, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (0.50% with respect to the PowerShares NASDAQ® Dividend Achievers™  Portfolio). The offering costs excluded from the 0.60% expense cap (0.50% with respect to the PowerShares NASDAQ® Dividend Achievers™  Portfolio) are:  (a) legal fees pertaining to each Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Intellidex or Underlying Index, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at net asset value per Share only in Creation Unit size. See “Creations, Redemptions and Transaction Fees.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds have applied to list their Shares on the AMEX under the following AMEX symbols:

Fund	AMEX Trading Symbol
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Banking Sector Portfolio
PowerShares Dynamic Healthcare Services Sector Portfolio
PowerShares Dynamic Deep Value Portfolio
PowerShares Dynamic Aggressive Growth Portfolio
PowerShares Buyback Achievers™ Portfolio
PowerShares Cleantech™ Portfolio
PowerShares NASDAQ® Dividend Achievers™ Portfolio
PowerShares India Tiger Portfolio
PowerShares Autonomic Allocation Research Affiliates Portfolio

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the AMEX may differ from the Fund’s daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror a Fund’s portfolio, plus a small amount of cash, and a Fund’s Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund’s Underlying Intellidex or Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.”  The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of The Depository Trust Company (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, “Authorized Participant” or “AP”). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) (“Closing Time”) in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

A fixed creation transaction fee of $500 ($2,500 with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio) (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 ($2,500 with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio) (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•                                          Your Fund makes distributions,

•                                          You sell your Shares listed on the AMEX, and

•                                          You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of noncorporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund’s net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN

ALPS Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by either Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE

The Bank of New York Company, Inc. (“BONY”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

FUND SERVICE PROVIDERS

BONY is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

[                               ], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INTELLIDEX PROVIDER AND INDEX PROVIDERS

The AMEX is the Intellidex Provider for the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Deep Value Portfolio and PowerShares Dynamic Aggressive Growth Portfolio. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Deep Value Portfolio and PowerShares Dynamic Aggressive Growth Portfolio are entitled to use their respective Intellidex pursuant to a sub-licensing arrangement with the Adviser.

Mergent is the Index Provider for the PowerShares Buyback AchieversTM Portfolio and the PowerShares NASDAQ® Dividend Achievers™  Portfolio. Mergent is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Mergent to use the Mergent Buyback AchieversTM Index and the NASDAQ® Dividend Achievers™   Index. PowerShares Buyback AchieversTM Portfolio is entitled to use the Mergent Buyback AchieversTM Index pursuant to a sub-licensing agreement with the Adviser. PowerShares NASDAQ® Dividend Achievers™  Portfolio is entitled to use the NASDAQ® Dividend Achievers™   Index pursuant to a sub-licensing agreement with the Adviser.

Cleantech is the Index Provider for the PowerShares CleantechTM Portfolio. Cleantech is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Cleantech to use the CleantechTM Index. PowerShares CleantechTM Portfolio is entitled to use the CleantechTM Index pursuant to a sub-licensing agreement with the Adviser.

The Halter Financial Group is the Index Provider for the PowerShares India Tiger Portfolio. The Halter Financial Group is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Halter Financial Group to use the Halter India Tiger Index. PowerShares India Tiger Portfolio is entitled to use the Halter India Tiger Index pursuant to a sub-licensing agreement with the Adviser.

Research Affiliates is the Index Provider for the PowerShares Autonomic Allocation Research Affiliates Portfolio. Research Affiliates is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Research Affiliates to use the Intellidex Allocation Index. PowerShares Autonomic Allocation Research Affiliates Portfolio is entitled to use the Intellidex Allocation Index pursuant to a sub-licensing agreement with the Adviser.

The AMEX develops, calculates, and maintains its own proprietary indices and serves as the calculation agent for third-party indices. AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association’s Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of exchange traded funds, index options and other structured products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event – these announcements are currently available on the Index Daily List on http://www.amextrader.com.

DISCLAIMERS

The Dynamic MagniQuant Intellidex(SM) Index, Dynamic Large Cap Intellidex(SM) Index, Dynamic Mid Cap Intellidex(SM) Index, Dynamic Small Cap Intellidex(SM) Index, Dynamic Basic Materials Sector Intellidex(SM) Index, Dynamic Consumer Discretionary Sector Intellidex(SM) Index, Dynamic Consumer Staples Sector Intellidex(SM) Index, Dynamic Energy Sector Intellidex(SM) Index, Dynamic Financial Sector Intellidex(SM) Index, Dynamic Industrials Sector Intellidex(SM) Index, Dynamic Healthcare Sector Intellidex(SM) Index, Dynamic Technology Sector Intellidex(SM) Index, Dynamic Banking Intellidex(SM) Index, Dynamic Healthcare Services Intellidex(SM) Index, Dynamic Deep Value Intellidex (SM) Index and Dynamic Aggressive Growth Intellidex (SM) Index are trademarks of the AMEX and have been licensed for use for certain purposes by the Adviser. The Mergent Buyback AchieversTM Index and the NASDAQ® Dividend Achievers™  Index are trademarks of Mergent and have been licensed for use for certain purposes by the Adviser. The CleantechTM Index is a trademark of Cleantech and has been licensed for use for certain purposes by the Adviser. The Halter India Tiger Index is a trademark of the Halter Financial Group and has been licensed for use for certain purposes by the Adviser. The Research Affiliates Intellidex Allocation Index is a trademark of Research Affiliates and has been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Intellidex or Underlying Index:

Fund	Underlying Intellidex or Underlying Index
PowerShares Dynamic MagniQuant Portfolio	Dynamic MagniQuant Intellidex(SM) Index
PowerShares Dynamic Large Cap Portfolio	Dynamic Large Cap Intellidex(SM) Index
PowerShares Dynamic Mid Cap Portfolio	Dynamic Mid Cap Intellidex(SM) Index
PowerShares Dynamic Small Cap Portfolio	Dynamic Small Cap Intellidex(SM) Index
PowerShares Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector Intellidex(SM) Index
PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector Intellidex(SM) Index
PowerShares Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector Intellidex(SM) Index

Fund	Underlying Intellidex or Underlying Index
PowerShares Dynamic Energy Sector Portfolio	Dynamic Energy Sector Intellidex(SM) Index
PowerShares Dynamic Financial Sector Portfolio	Dynamic Financial Sector Intellidex(SM) Index
PowerShares Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector Intellidex(SM) Index
PowerShares Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector Intellidex(SM) Index
PowerShares Dynamic Technology Sector Portfolio	Dynamic Technology Sector Intellidex(SM) Index
PowerShares Dynamic Banking Sector Portfolio	Dynamic Banking Intellidex(SM) Index
PowerShares Dynamic Healthcare Services Sector Portfolio	Dynamic Healthcare Services Intellidex(SM) Index
PowerShares Dynamic Deep Value Portfolio	Dynamic Deep Value Intellidex (SM) Index
PowerShares Dynamic Aggressive Growth Portfolio	Dynamic Aggressive Growth Intellidex (SM) Index
PowerShares Buyback AchieversTM Portfolio	Mergent Buyback Achievers™ Index
PowerShares CleantechTM Portfolio	Cleantech™ Index
PowerShares NASDAQ® Dividend Achievers™ Portfolio	NASDAQ® Dividend Achievers™ Index
PowerShares India Tiger Portfolio	Halter India Tiger Index
PowerShares Autonomic Allocation Research Affiliates Portfolio	Research Affiliates Intellidex Allocation Index

None of the Funds is sponsored, endorsed, sold or promoted by the AMEX, Mergent, Cleantech, the Halter Financial Group or Research Affiliates and the AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates do not make any representation regarding the advisability of investing in Shares of these Funds.

The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Intellidex Provider, the AMEX’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the AMEX, Dynamic MagniQuant Intellidex(SM) Index, Dynamic Large Cap Intellidex(SM) Index, Dynamic Mid Cap Intellidex(SM) Index, Dynamic Small Cap Intellidex(SM) Index, Dynamic Basic Materials Sector Intellidex(SM) Index, Dynamic Consumer Discretionary Sector Intellidex(SM) Index, Dynamic Consumer Staples Sector Intellidex(SM) Index, Dynamic Energy Sector Intellidex(SM) Index, Dynamic Financial Sector Intellidex(SM) Index, Dynamic Industrials Sector Intellidex(SM) Index, Dynamic Healthcare Sector Intellidex(SM) Index, Dynamic Technology Sector Intellidex(SM) Index, Dynamic Banking Intellidex(SM) Index and Dynamic Healthcare Services Intellidex(SM) Index. Mergent’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Mergent trademarks and trade names of Mergent, Buyback Achievers™ Index and the NASDAQ® Dividend Achievers™   Index which are composed by Mergent without regard to the Distributor, Adviser or the Trust. Cleantech’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Cleantech trademarks and trade names of Cleantech and Cleantech ™ Index, which are composed by Cleantech without regard to the Distributor, Adviser or the Trust. The Halter Financial Group’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Halter trademarks and trade names of Halter and the Halter India Tiger Index, which are composed by the Halter Financial Group without regard to the Distributor, the Adviser or the Trust. Research Affiliates’ only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Research Affiliates’ trademarks and trade names of Research Affiliates and Research Affiliates Intellidex Allocation Index, which are composed by Research Affiliates without regard to the Distributor, Adviser or the Trust. AMEX acts as the exchange on which the Shares are traded.

The Underlying Intellidexes and Underlying Indices are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates have no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes and Underlying Indices. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates are not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates have no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates do not guarantee the accuracy and/or the completeness of the Underlying Intellidexes, Underling Indices or any data included therein, and the AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates shall have no liability for any errors, omissions, or interruptions therein. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Intellidexes, Underlying Indices or any data included therein. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes, Underlying Indices or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the AMEX, Mergent, Cleantech, the Halter Financial Group or Research Affiliates have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Intellidexes, Underlying Indices or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes, Underlying Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Intellidexes, Underlying Indices or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes, Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Intellidexes or Underlying Indices even if notified of the possibility of such damages.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds’ Statement of Additional Information (“SAI”). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call:

ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639)

Monday through Friday

8:00 a.m. to 5:00 p.m. Mountain Time

Write:               PowerShares Exchange-Traded Fund Trust

c/o ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, Colorado 80202

Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission’s Public Reference Section, Washington, D.C. 20549. The Trust’s registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS’ SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

Subject to Completion

Preliminary Statement of Additional Information dated June 6, 2006

The information in this Statement of Additional Information is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21265

PowerShares Exchange-Traded Fund Trust

Statement of Additional Information

Dated                  , 2006

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated                   , 2006 for the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Financials Sector Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust (the “Trust”), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, ALPS Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling toll free (800) 843-2639.

1

DETERMINATION OF NAV	38
DIVIDENDS AND DISTRIBUTIONS	38
MISCELLANEOUS INFORMATION	39
FINANCIAL STATEMENTS	39

2

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of forty-seven investment portfolios. This Statement of Additional Information relates to ten of the investment portfolios:  PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Financials Sector Portfolio (each a “Fund” and, together, the “Funds”). Each of the Funds is “non-diversified,” except for the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, and, as such, such Funds’ investments are not required to meet certain diversification requirements under the 1940 Act. The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is classified as a diversified fund. The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The other thirty-seven funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers™ Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dividend Achievers™ Portfolio, PowerShares High Growth Rate Dividend Achievers™ Portfolio, PowerShares International Dividend Achievers™ Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Value Line Timeliness™ Select Portfolio, PowerShares Water Resources Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares Zacks Small Cap Portfolio, are offered through fourteen separate prospectuses.

The Funds are managed by PowerShares Capital Management LLC (the “Adviser”).

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Sector Indexes or Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The Funds anticipate that their Shares will be listed on [                    ]. Fund Shares will trade on the [        ] at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Correlation is calculated at each Fund’s fiscal year end by comparing the Fund’s average daily total returns, before fees and expenses, to the Underlying Index’s average daily total return over the prior one year period or since inception if the Fund has been in existence for less than one year.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the [        ] necessary to maintain the listing of Shares of each Fund will continue to be met. The [        ] may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Sector Indexes or Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the [        ], makes further dealings on the [        ] inadvisable. The [        ] will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the [        ], brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates US Small-Mid1500 Index” (the “Underlying Index”).

The investment objective of the PowerShares FTSE RAFI Energy Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Energy Sector Index” (the “Underlying Sector Index”).

The investment objective of the PowerShares FTSE RAFI Basic Materials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Basic Materials Sector Index” (the “Underlying Sector Index”).

The investment objective of the PowerShares FTSE RAFI Industrials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Industrials Sector Index” (the “Underlying Sector Index”).

The investment objective of the PowerShares FTSE RAFI Consumer Goods Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Consumer Goods Sector Index” (the “Underlying Sector Index”).

The investment objective of the PowerShares FTSE RAFI Health Care Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Health Care Sector Index” (the “Underlying Sector Index”).

The investment objective of the PowerShares FTSE RAFI Consumer Services Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Consumer Services Sector Index” (the “Underlying Sector Index”).

The investment objective of the PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index” (the “Underlying Sector Index”).

The investment objective of the PowerShares FTSE RAFI Utilities Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Utilities Sector Index” (the “Underlying Sector Index”).

The investment objective of the PowerShares FTSE RAFI Financials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “FTSE Research Affiliates Fundamentals Financials Sector Index” (the “Underlying Sector Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board” or the “Trustees”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (9) below. Restrictions (1) and (2) do not apply to the PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Financials Sector Portfolio. Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

(1)                                 As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)                                 As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

(3)                                 Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Sector Index or Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)                                 Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(5)                                 Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(6)                                 Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7)                                 Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8)                                 Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)                                 Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting shares.”  As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

(1)                                 Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)                                 Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)                                 Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)                                 Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)                                 Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include:  (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Real Estate Investment Trusts (“REITs”). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors’ funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Sector Index or Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this Statement of Additional Information.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the “Principal Risks of Investing in the Funds” and “Additional Risks” sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Sector Index or Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Sector Index or Underlying Index if the index underlying the futures contract differs from the Underlying Sector Index or the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor — (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” or “independent” Trustees (“Independent Trustees”). The other two Trustees (the “Management Trustees”) are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust’s 47 portfolios.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees

Ronn R. Bagge (48) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	47	None

D. Mark McMillan (43) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989-Present)	47	None

Philip M. Nussbaum (44) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	47	None

*This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees

H. Bruce Bond (42) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	47	None

John Southard (36) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Analyst, Charles A. Schwab Securities (May 2001-August 2002); Analyst, Nike Securities (October 1992 - May 2001)	47	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Bruce T. Duncan (51) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer	Since 2006

Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

Kevin R. Gustafson (40) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004

General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (43) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003

Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999 - 2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

* This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Energy Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Basic Materials Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Industrials Sector Portfolio (As of December 31, 2005)

Ronn R. Bagge	None	None	None	None

D. Mark McMillan	None	None	None	None

Philip M. Nussbaum	None	None	None	None

H. Bruce Bond	None	None	None	None

John W. Southard	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Consumer Goods Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Health Care Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Consumer Services Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (As of December 31, 2005)

Ronn R. Bagge	None	None	None	None

D. Mark McMillan	None	None	None	None

Philip M. Nussbaum	None	None	None	None

H. Bruce Bond	None	None	None	None

John W. Southard	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Utilities Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Financials Sector Portfolio (As of December 31, 2005)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2005)

Ronn R. Bagge	None	None	$10,001-$50,000

D. Mark McMillan	None	None	None

Philip M. Nussbaum	None	None	$10,001-$50,000

H. Bruce Bond	None	None	over $100,000

John W. Southard	None	None	$10,001-$50,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

The Trust pays each Trustee who is not an “interested person” (as defined in the 1940 Act) an annual fee of $15,000 plus a per meeting fee of $1,000 for scheduled quarterly meetings of the Board attended by the Trustee and $500 for each special telephone meeting. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

The Board of Trustees of the Trust met six times during the fiscal year ended April 30, 2006.

The Board has an Audit Committee, consisting of three Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. Bagge, McMillan and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to:  (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls. During the fiscal year ended April 30, 2006, the Audit Committee held four meetings.

The Board also has a Nominating and Governance Committee consisting of three Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. Bagge, McMillan and Nussbaum currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. During the fiscal year ended April 30, 2006, the Nominating and Governance Committee held one meeting.

The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2006 (none of which was paid by the Funds):

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex

Ronn R. Bagge	$	N/A	$

D. Mark McMillan	$	N/A	$

Philip M. Nussbaum	$	N/A	$

H. Bruce Bond	N/A	N/A	N/A

John W. Southard	N/A	N/A	N/A

The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Manager. In managing the Funds’ investments, the portfolio manager primarily responsible for the day-to-day management of the Funds’ portfolios is John Southard. Other than the 47 funds of the Trust, Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

Although the funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio manager or the Adviser.

Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

[As of April 30, 2006, the dollar range of securities beneficially owned by Mr. Southard in the Trust was $10,001 to $50,000.]

Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Fee
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Energy Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Basic Materials Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Industrials Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Health Care Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Consumer Services Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Utilities Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Financials Sector Portfolio	0.50% of average daily net assets

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement, at least until April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

Fund	Expense Cap
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Energy Sector Portfolio	0.60% of average net assets

Fund	Expense Cap
PowerShares FTSE RAFI Basic Materials Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Industrials Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Health Care Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Consumer Services Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Utilities Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Financials Sector Portfolio	0.60% of average net assets

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2008, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

[Discussion of Approval of Investment Advisory Agreement]

PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Administrator. BONY serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust’s and the Funds’ operations; supply and maintain office facilities (which may be in BONY’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets.

Custodian, Transfer Agent and Fund Accounting Agent. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY holds the Funds’ assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

Pursuant to the Custodian Agreement between BONY and the Trust, each Fund has agreed to pay an annual custody fee of 0.0075% of its average daily net assets.

Pursuant to the Transfer Agency Agreement between BONY and the Trust, each Fund has agreed to an annual minimum transfer agency fee of $2,400.

Pursuant to the Fund Accounting Agreement between BONY and the Trust, each Fund has agreed to pay an annual fund accounting fee of 0.02% of its average daily net assets.

Distributor. ALPS Distributors, Inc. is the Distributor of the Funds’ Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Units.”

12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

Fund	Fee
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Energy Sector Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Basic Materials Sector Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Industrials Sector Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Health Care Sector Portfolio	0.25% of average daily net assets

Fund	Fee
PowerShares FTSE RAFI Consumer Services Sector Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Utilities Sector Portfolio	0.25% of average daily net assets
PowerShares FTSE RAFI Financials Sector Portfolio	0.25% of average daily net assets

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository” below).

Index Providers. Set forth below is a list of each Fund and the Underlying Sector Index or Underlying Index upon which it is based. Each Underlying Sector Index is compiled by FTSE.

Fund	Underlying Sector Index or Underlying Index
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index
PowerShares FTSE RAFI Energy Sector Portfolio	FTSE Research Affiliates Fundamentals Energy Sector Index
PowerShares FTSE RAFI Basic Materials Sector Portfolio	FTSE Research Affiliates Fundamentals Basic Materials Sector Index

Fund	Underlying Sector Index or Underlying Index
PowerShares FTSE RAFI Industrials Sector Portfolio	FTSE Research Affiliates Fundamentals Industrials Sector Index
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	FTSE Research Affiliates Fundamentals Consumer Goods Sector Index
PowerShares FTSE RAFI Health Care Sector Portfolio	FTSE Research Affiliates Fundamentals Health Care Sector Index
PowerShares FTSE RAFI Consumer Services Sector Portfolio	FTSE Research Affiliates Fundamentals Consumer Services Sector Index
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index
PowerShares FTSE RAFI Utilities Sector Portfolio	FTSE Research Affiliates Fundamentals Utilities Sector Index
PowerShares FTSE RAFI Financials Sector Portfolio	FTSE Research Affiliates Fundamentals Financials Sector Index

FTSE is not affiliated with the Funds or with the Adviser. Each Fund is entitled to use its respective Underlying Sector Index or Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with FTSE. The Funds reimburse the Adviser for the licensing fee payable to FTSE.

The only relationships that FTSE has with the Adviser or Distributor of the Funds in connection with the Funds are that FTSE has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Sector Indexes or Underlying Index, and the name of the Underlying Sector Indexes or Underlying Index. The Underlying Sector Indexes and Underlying Index are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. FTSE has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Sector Indexes or Underlying Index. FTSE is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. FTSE does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

FTSE SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING SECTOR INDEXES OR UNDERLYING INDEX. FTSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING SECTOR INDEXES, UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. FTSE DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING SECTOR INDEXES, UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE

FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THEUNDERLYING SECTOR INDEXES OR THE UNDERLYING INDEX, EVEN IF FTSE IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.”  The Trust currently is comprised of forty-seven funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the

1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust’s Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust’s Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Control Persons. No single person beneficially owns 25% or more of each Fund’s voting securities.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the American Stock Exchange and

the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.  The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q.  Form N-Q for the Funds will be available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  The Funds’ Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy.  The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board of Trustees of the Trust must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the [              ] via the National Securities Clearing Corporation (NSCC).  The basket represents one Creation Unit of each Fund.  The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.

Codes of Ethics.  Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business.  As of the date of this SAI, the NYSE observes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Sector Index or Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below.  Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, prior to the opening of business on the [        ] (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Sector Index or Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.  Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.  The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Sector Index, the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement.  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the [        ] (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.  Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC.  Fund Deposits made through the Clearing Process must be delivered through a Participating

Party that has executed a Participant Agreement.  The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor.  A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.  The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component.  The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.  (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee, as listed below, will be charged in all cases.  The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day.  An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities).  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for each Fund will be $5,000 (assuming 1,000 stocks in a Creation Unit).  The Maximum Creation/Redemption Transaction Fee for each Fund will be $20,000.

Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  A Fund will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the [        ] (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.  The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement.  An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined.  An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day.  The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC.  An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash

Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Orders Custodian.	No action.	Creation Unit Aggregations will be delivered.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

Each Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code.  To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes.  Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.  Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year.  Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Long-term capital gains of noncorporate taxpayers generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.  Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss.  A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of.  In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.  Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates.  Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.  These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008.  In addition, more capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return.  Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning.  Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws.  Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof.  Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year.  Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss.  Application of this rule may alter the timing and character of distributions to shareholders.  Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”).  It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions.  Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  Dividends from net investment income, if any, are declared and paid quarterly.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel.  Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm.  [                             ], serves as the Funds’ independent registered public accounting firm.  They audit the Funds’ financial statements and perform other related audit services.

FINANCIAL STATEMENTS

You may request a copy of the Trust’s Annual Report at no charge by calling 800.983.0903 during normal business hours.

APPENDIX A

POWERSHARES CAPITAL MANAGEMENT LLC

PROXY AND CORPORATE ACTION VOTING

POLICIES AND PROCEDURES

I.  POLICY

PowerShares Capital Management LLC (the “Adviser”) may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”). The Adviser’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

II.  PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests. Although many proxy proposals can be voted in accordance with the Adviser’s established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.  PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

• Manages a pension plan of a company whose management is soliciting proxies;

• Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

• Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser’s other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser’s Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client’s consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.  CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2.  TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.  LIMITED VALUE: If the Adviser determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client’s proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client’s account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than [$500].

4.  SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client’s account, the Adviser may recall the security for purposes of voting.

5.  UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.  RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.  GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.  OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.  Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a.  Proposals to stagger board members’ terms;

b.  Proposals to limit the ability of shareholders to call special meetings;

c.  Proposals to require super majority votes;

d.  Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.  Proposals regarding “fair price” provisions;

f.  Proposals regarding “poison pill” provisions; and

g.  Permitting “green mail”.

2.  Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.  APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1.  Election of directors recommended by management, except if there is a proxy fight.

2.  Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.  Date and place of annual meeting.

4.  Limitation on charitable contributions or fees paid to lawyers.

5.  Ratification of directors’ actions on routine matters since previous annual meeting.

6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7.  Limiting directors’ liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8.  Eliminate preemptive rights.  Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.  Employee Stock Purchase Plan

10.  Establish 401(k) Plan

C.  CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.  Director compensation.

2.  Eliminate director mandatory retirement policy.

3.  Rotate annual meeting location/date.

4.  Option and stock grants to management and directors.

5.  Proposals to reincorporate into another state.

Subject to Completion

Preliminary Statement of Additional Information dated June 6, 2006

The information in this Statement of Additional Information is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21265

PowerShares Exchange-Traded Fund Trust

Statement of Additional Information

Dated                     , 2006

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated                 , 2006 for the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector  Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Buyback Achievers™ Portfolio, PowerShares Cleantech™ Portfolio, PowerShares NASDAQ® Dividend Achievers™  Portfolio, PowerShares India Tiger Portfolio and PowerShares Autonomic Allocation Research Affiliates Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust (the “Trust”), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, ALPS Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling toll free (800) 843-2639.

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FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS	40

DETERMINATION OF NAV	41

DIVIDENDS AND DISTRIBUTIONS	41

MISCELLANEOUS INFORMATION	42

FINANCIAL STATEMENTS	42

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of fifty-eight investment portfolios. This Statement of Additional Information relates to twenty-one of the investment portfolios: the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Buyback Achievers™ Portfolio, PowerShares Cleantech™ Portfolio, PowerShares NASDAQ® Dividend Achievers™  Portfolio, PowerShares India Tiger Portfolio and PowerShares Autonomic Allocation Research Affiliates Portfolio (each a “Fund” and, together, the “Funds”). All of the Funds are “diversified,” except for PowerShares Buyback Achievers™ Portfolio, PowerShares Cleantech™ Portfolio, PowerShares NASDAQ® Dividend Achievers™  Portfolio, PowerShares India Tiger Portfolio and PowerShares Autonomic Allocation Research Affiliates Portfolio, which are “non-diversified” and, as such, such Funds’ investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The other thirty-seven funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers™ Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dividend Achievers™ Portfolio, PowerShares High Growth Rate Dividend Achievers™ Portfolio, PowerShares International Dividend Achievers™ Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares Value Line Timeliness™ Select Portfolio, PowerShares Water Resources Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares Zacks Small Cap Portfolio, are offered through fourteen separate prospectuses.

The Funds are managed by PowerShares Capital Management LLC (the “Adviser”).

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Intellidexes or Underlying Indices (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

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The Funds anticipate that their Shares will be listed on the American Stock Exchange (the “AMEX”). Fund Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Correlation is calculated at each Fund’s fiscal year end by comparing the Fund’s average daily total returns, before fees and expenses, to the Underlying Intellidex’s or Underlying Index’s average daily total return over the prior one year period or since inception if the Fund has been in existence for less than one year.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Intellidexes or Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the AMEX, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the PowerShares Dynamic MagniQuant Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic MagniQuant Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Large Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Large Cap Intellidex(SM) Index” (the “Underlying Intellidex”).

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The investment objective of the PowerShares Dynamic Mid Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Mid Cap Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Small Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Small Cap Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Basic Materials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Basic Materials Sector Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Consumer Discretionary Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Consumer Discretionary Sector Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Consumer Staples Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Consumer Staples Sector Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Energy Sector  Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Energy Sector Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Financial Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Financial Sector Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Industrials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Industrials Sector Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Healthcare Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Healthcare Sector Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Technology Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Technology Sector Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Banking Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Banking Intellidex(SM) Index” (the “Underlying Intellidex”).

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The investment objective of the PowerShares Dynamic Healthcare Services Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Healthcare Services Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Deep Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Deep Value Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Dynamic Aggressive Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Dynamic Aggressive Growth Intellidex(SM) Index” (the “Underlying Intellidex”).

The investment objective of the PowerShares Buyback Achievers™ Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Buyback Achievers™ Index” (the “Underlying Index”).

The investment objective of the PowerShares Cleantech™ Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Cleantech™ Index” (the “Underlying Index”).

The investment objective of the PowerShares NASDAQ® Dividend Achievers™  Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “NASDAQ® Dividend Achievers™  Index” (the “Underlying Index”).

The investment objective of the PowerShares India Tiger Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “Halter India Tiger Index” (the “Underlying Index”).

The investment objective of the PowerShares Autonomic Allocation Research Affiliates Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) to an equity index called the “Research Affiliates Intellidex Allocation Index” (the “Underlying Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board” or the “Trustees”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (9) below, except that investment restrictions (1) and (2) do not apply to the PowerShares Buyback Achievers™ Portfolio, PowerShares Cleantech™ Portfolio, PowerShares NASDAQ® Dividend Achievers™  Portfolio, PowerShares India Tiger Portfolio and PowerShares Autonomic Allocation Research Affiliates Portfolio. Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

(1)                                  As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)                                  As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

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(3)                                  Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Intellidex that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)                                  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(5)                                  Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(6)                                  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7)                                  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8)                                  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)                                  Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting shares.”  As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

(1)                                  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

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(2)                                  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)                                  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)                                  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)                                  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying

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securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include:  (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Real Estate Investment Trusts (“REITs”). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors’ funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

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Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Intellidex or Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies

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may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this Statement of Additional Information.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the “Principal Risks of Investing in the Funds” and “Additional Risks” sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are

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susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Intellidex or Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Intellidex or Underlying Index if the index underlying the futures contract differs from the Underlying Intellidex or Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

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Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor — (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” or “independent” Trustees (“Independent Trustees”). The other two Trustees (the “Management Trustees”) are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust’s 58 portfolios.

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Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (48) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	58	None

D. Mark McMillan (43) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989-Present)	58	None

Philip M. Nussbaum (44) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	58	None

*This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past

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five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees

H. Bruce Bond (42) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	58	None

John Southard (36) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Analyst, Charles A. Schwab Securities (May 2001-August 2002); Analyst, Nike Securities (October 1992 - May 2001)	58	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Bruce T. Duncan (51) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer	Since 2006

Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

Kevin R. Gustafson (40) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004

General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (43) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003

Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999 - 2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

* This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

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For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic MagniQuant Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Large Cap Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Mid Cap Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Small Cap Portfolio (As of December 31, 2005)

Ronn R. Bagge	None	None	None	None

D. Mark McMillan	None	None	None	None

Philip M. Nussbaum	None	None	None	None

H. Bruce Bond	None	None	None	None

John W. Southard	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Basic Materials Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Consumer Discretionary Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Consumer Staples Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Energy Sector Portfolio (As of December 31, 2005)

Ronn R. Bagge	None	None	None	None

D. Mark McMillan	None	None	None	None

Philip M. Nussbaum	None	None	None	None

H. Bruce Bond	None	None	None	None

John W. Southard	None	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Financial Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Industrials Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Healthcare Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Technology Sector Portfolio (As of December 31, 2005)

Ronn R. Bagge	None	None	None	None

D. Mark McMillan	None	None	None	None

Philip M. Nussbaum	None	None	None	None

H. Bruce Bond	None	None	None	None

John W. Southard	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Banking Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Healthcare Services Sector Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Deep Value Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Dynamic Aggressive Growth Portfolio (As of December 31, 2005)

Ronn R. Bagge	None	None	None	None

D. Mark McMillan	None	None	None	None

Philip M. Nussbaum	None	None	None	None

H. Bruce Bond	None	None	None	None

John W. Southard	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Buyback Achievers™ Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Cleantech™ Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares NASDAQ® Dividend Achievers™ Portfolio (As of December 31, 2005)

Ronn R. Bagge	None	None	None

D. Mark McMillan	None	None	None

Philip M. Nussbaum	None	None	None

H. Bruce Bond	None	None	None

John W. Southard	None	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares India Tiger Portfolio (As of December 31, 2005)	Dollar Range of Equity Securities in the PowerShares Autonomic Allocation Research Affiliates Portfolio (As of December 31, 2005)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2005)

Ronn R. Bagge	None	None	$10,001-$50,000

D. Mark McMillan	None	None	None

Philip M. Nussbaum	None	None	$10,001-$50,000

H. Bruce Bond	None	None	over $100,000

John W. Southard	None	None	$10,001-$50,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

The Trust pays each Trustee who is not an “interested person” (as defined in the 1940 Act) an annual fee of $15,000 plus a per meeting fee of $1,000 for scheduled quarterly meetings of the Board attended by the Trustee and $500 for each special telephone meeting. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

The Board of Trustees of the Trust met six times during the fiscal year ended April 30, 2006.

The Board has an Audit Committee, consisting of three Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. Bagge, McMillan and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to:  (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls. During the fiscal year ended April 30, 2006, the Audit Committee held four meetings.

The Board also has a Nominating and Governance Committee consisting of three Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. Bagge, McMillan and Nussbaum currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. During the fiscal year ended April 30, 2006, the Nominating and Governance Committee held one meeting.

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The Trustees fees are allocated among the funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2006 (none of which was paid by the Funds):

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex

Ronn R. Bagge	$	N/A	$

D. Mark McMillan	$	N/A	$

Philip M. Nussbaum	$	N/A	$

H. Bruce Bond	N/A	N/A	N/A

John W. Southard	N/A	N/A	N/A

The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Manager. In managing the Funds’ investments, the portfolio manager primarily responsible for the day-to-day management of the Funds’ portfolios is John Southard. Other than the 58 funds of the Trust, Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

Although the funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio manager or the Adviser.

Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

As of April 30, 2006, the dollar range of securities beneficially owned by Mr. Southard in the Trust was $10,001 to $50,000.

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Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Fee

PowerShares Dynamic MagniQuant Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Portfolio	0.50% of average daily net assets
PowerShares Dynamic Mid Cap Portfolio	0.50% of average daily net assets
PowerShares Dynamic Small Cap Portfolio	0.50% of average daily net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Financial Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Industrials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Technology Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Banking Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Healthcare Services Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Deep Value Portfolio	0.50% of average daily net assets
PowerShares Dynamic Aggressive Growth Portfolio	0.50% of average daily net assets
PowerShares Buyback Achievers™ Portfolio	0.50% of average daily net assets
PowerShares Cleantech™ Portfolio	0.50% of average daily net assets
PowerShares NASDAQ® Dividend Achievers™ Portfolio	0.40% of average daily net assets
PowerShares India Tiger Portfolio	0.50% of average daily net assets
PowerShares Autonomic Allocation Research Affiliates Portfolio	0.50% of average daily net assets

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage

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commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement, at least until April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the 0.60% expense cap are:  (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the “Expense Cap”). Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

Fund	Expense Cap

PowerShares Dynamic MagniQuant Portfolio	0.60% of average net assets
PowerShares Dynamic Large Cap Portfolio	0.60% of average net assets
PowerShares Dynamic Mid Cap Portfolio	0.60% of average net assets
PowerShares Dynamic Small Cap Portfolio	0.60% of average net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Energy Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Financial Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Industrials Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Technology Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Banking Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Healthcare Services Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Deep Value Portfolio	0.60% of average net assets
PowerShares Dynamic Aggressive Growth Portfolio	0.60% of average net assets
PowerShares Buyback Achievers™ Portfolio	0.60% of average net assets

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Fund	Expense Cap

PowerShares Cleantech™ Portfolio	0.60% of average net assets
PowerShares NASDAQ® Dividend Achievers™ Portfolio	0.50% of average net assets
PowerShares India Tiger Portfolio	0.60% of average net assets
PowerShares Autonomic Allocation Research Affiliates Portfolio	0.60% of average net assets

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2008, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

[Approval of advisory agreement disclosure to come]

PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Administrator. BONY serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust’s and the Funds’ operations; supply and maintain office facilities (which may be in BONY’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets.

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Custodian, Transfer Agent and Fund Accounting Agent. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY holds the Funds’ assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

Pursuant to the Custodian Agreement between BONY and the Trust, each Fund has agreed to pay an annual custody fee of 0.0075% of its average daily net assets.

Pursuant to the Transfer Agency Agreement between BONY and the Trust, each Fund has agreed to an annual minimum transfer agency fee of $2,400.

Pursuant to the Fund Accounting Agreement between BONY and the Trust, each Fund has agreed to pay an annual fund accounting fee of 0.02% of its average daily net assets.

Distributor. ALPS Distributors, Inc. is the Distributor of the Funds’ Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Units.”

12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

Fund	Fee

PowerShares Dynamic MagniQuant Portfolio	0.25% of average daily net assets
PowerShares Dynamic Large Cap Portfolio	0.25% of average daily net assets
PowerShares Dynamic Mid Cap Portfolio	0.25% of average daily net assets
PowerShares Dynamic Small Cap Portfolio	0.25% of average daily net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Energy Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Financial Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Industrials Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.25% of average daily net assets

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Fund	Fee

PowerShares Dynamic Technology Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Banking Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Healthcare Services Sector Portfolio	0.25% of average daily net assets
PowerShares Dynamic Deep Value Portfolio	0.25% of average daily net assets
PowerShares Dynamic Aggressive Growth Portfolio	0.25% of average daily net assets
PowerShares Buyback Achievers™ Portfolio	0.25% of average daily net assets
PowerShares Cleantech™ Portfolio	0.25% of average daily net assets
PowerShares NASDAQ® Dividend Achievers™ Portfolio	0.25% of average daily net assets
PowerShares India Tiger Portfolio	0.25% of average daily net assets
PowerShares Autonomic Allocation Research Affiliates Portfolio	0.25% of average daily net assets

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository” below).

Intellidex and Index Providers. Set forth below is a list of each Fund and the Underlying Intellidex or Underlying Index upon which it is based. Each Underlying Intellidex is compiled by the

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AMEX. The Mergent Buyback Achievers™ Index and the NASDAQ® Dividend Achievers™  Index are compiled by Mergent®, Inc (“Mergent”). The Cleantech™ Index is compiled by Cleantech Capital Indices LLC (“Cleantech”). The Halter India Tiger Index is compiled by the Halter Financial Group. The Research Affiliates Intellidex Allocation Index is compiled by Research Affiliates.

Fund	Underlying Intellidex or Underlying Index

PowerShares Dynamic MagniQuant Portfolio	Dynamic MagniQuant Intellidex(SM) Index
PowerShares Dynamic Large Cap Portfolio	Dynamic Large Cap Intellidex(SM) Index
PowerShares Dynamic Mid Cap Portfolio	Dynamic Mid Cap Intellidex(SM) Index
PowerShares Dynamic Small Cap Portfolio	Dynamic Small Cap Intellidex(SM) Index
PowerShares Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector Intellidex(SM) Index
PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector Intellidex(SM) Index
PowerShares Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector Intellidex(SM) Index
PowerShares Dynamic Energy Sector Portfolio	Dynamic Energy Sector Intellidex(SM) Index
PowerShares Dynamic Financial Sector Portfolio	Dynamic Financial Sector Intellidex(SM) Index
PowerShares Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector Intellidex(SM) Index
PowerShares Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector Intellidex(SM) Index
PowerShares Dynamic Technology Sector Portfolio	Dynamic Technology Sector Intellidex(SM) Index
PowerShares Dynamic Banking Sector Portfolio	Dynamic Banking Intellidex(SM) Index
PowerShares Dynamic Healthcare Services Sector Portfolio	Dynamic Healthcare Services Intellidex(SM) Index
PowerShares Dynamic Deep Value Portfolio	Dynamic Deep Value Intellidex (SM) Index
PowerShares Dynamic Aggressive Growth Portfolio	Dynamic Aggressive Growth Intellidex (SM) Index
PowerShares Buyback Achievers™ Portfolio	Mergent Buyback Achievers™ Index
PowerShares Cleantech™ Portfolio	Cleantech™ Index
PowerShares NASDAQ® Dividend Achievers™ Portfolio	NASDAQ® Dividend Achievers™ Index
PowerShares India Tiger Portfolio	Halter India Tiger Index
PowerShares Autonomic Allocation Research Affiliates Portfolio	Research Affiliates Intellidex Allocation Index

The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates are not affiliated with the Funds or with the Adviser. Each Fund is entitled to use its respective Underlying Intellidex or Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with the AMEX, Mergent, Cleantech, the Halter Financial Group or Research Affiliates. The Funds reimburse the Adviser for the licensing fee payable to the AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates.

The only relationships that the AMEX, Mergent, Cleantech, the Halter Financial Group or Research Affiliates has with the Adviser or Distributor of the Funds in connection with the Funds are that the AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates have licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Intellidexes or Underlying Indices and the name of the Underlying Intellidexes or Underlying Indices; and the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Intellidexes and Underlying Indices are selected and calculated without regard to the Adviser,

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Distributor or owners of the Funds. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates have no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Intellidexes or Underlying Indices. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affliates are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX, Mergent, Cleantech, the Halter Financial Group and Research Affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE AMEX, MERGENT, CLEANTECH, THE HALTER FINANCIAL GROUP AND RESEARCH AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INTELLIDEXES OR UNDERLYING INDICES. THE AMEX, MERGENT, CLEANTECH, THE HALTER FINANCIAL GROUP AND RESEARCH AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INTELLIDEXES, UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. THE AMEX, MERGENT, CLEANTECH, THE HALTER FINANCIAL GROUP AND RESEARCH AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INTELLIDEXES, UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX, MERGENT, CLEANTECH, THE HALTER FINANCIAL GROUP OR RESEARCH AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING INTELLIDEXES OR THE UNDERLYING INDICES, EVEN IF THE AMEX, MERGENT, CLEANTECH, THE HALTER FINANCIAL GROUP OR RESEARCH AFFILIATES ARE NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[Additional disclosure]

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have

26

a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.”  The Trust currently is comprised of fifty-eight funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust’s Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust’s Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both

27

inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Control Persons. No single person beneficially owns 25% or more of each Fund’s voting securities.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit

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DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for the Funds will be available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090. The Funds’ Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor

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(collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Intellidex or Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

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Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Intellidex or Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Intellidex, Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed

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below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component

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must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for

33

that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for each Fund will be $500 ($2,500 with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio) . The Maximum Creation/Redemption Transaction Fee for each Fund will be $2,500.

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the

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difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third

35

Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)

Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Orders Custodian.	No action.	Creation Unit Aggregations will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

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TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are

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nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008.  In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a United States tax return.  Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest,

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income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including, net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact

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their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. [               ], serves as the Funds’ independent registered public accounting firm. They audit the Funds’ financial statements and perform other related audit services.

FINANCIAL STATEMENTS

You may request a copy of the Trust’s Annual Report at no charge by calling 800.983.0903 during normal business hours.

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APPENDIX A

POWERSHARES CAPITAL MANAGEMENT LLC

PROXY AND CORPORATE ACTION VOTING

POLICIES AND PROCEDURES

I. POLICY

PowerShares Capital Management LLC (the “Adviser”) may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”). The Adviser’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

II. PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests. Although many proxy proposals can be voted in accordance with the Adviser’s established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

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IV. PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

• Manages a pension plan of a company whose management is soliciting proxies;

• Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

• Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser’s other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser’s Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client’s consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after

44

the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client’s proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client’s account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than [$500].

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client’s account, the Adviser may recall the security for purposes of voting.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

V. RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI. GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a. Proposals to stagger board members’ terms;

b. Proposals to limit the ability of shareholders to call special meetings;

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c. Proposals to require super majority votes;

d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e. Proposals regarding “fair price” provisions;

f. Proposals regarding “poison pill” provisions; and

g. Permitting “green mail”.

2. Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B. APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1. Election of directors recommended by management, except if there is a proxy fight.

2. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3. Date and place of annual meeting.

4. Limitation on charitable contributions or fees paid to lawyers.

5. Ratification of directors’ actions on routine matters since previous annual meeting.

6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7. Limiting directors’ liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9. Employee Stock Purchase Plan

10. Establish 401(k) Plan

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C. CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1. Director compensation.

2. Eliminate director mandatory retirement policy.

3. Rotate annual meeting location/date.

4. Option and stock grants to management and directors.

5. Proposals to reincorporate into another state.

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POWERSHARES EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)                                  Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, filed on April 16, 2003.

(b)                                 Amended and Restated By-laws of the Registrant, are filed herewith.

(c)                                  Not applicable.

(d)

(1)                                  Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 61, filed on December 2, 2005.

(2)                                  Excess Expense Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 61, filed on December 2, 2005.

(e)                                  Not applicable.

(f)                                    Not applicable.

(g)                                 Form of Custody Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (g)(1) of the Initial Registration Statement, filed on April 16, 2003.

(h)

a.                                       Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(1) of the Initial Registration Statement filed on April 16, 2003.

b.                                      Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(2) of the Initial Registration Statement filed on April 16, 2003.

c.                                       Form of Participant Agreement between ALPS Distributors, Inc., The Bank of New York Company, Inc. and the Participant, is incorporated by reference to Exhibit (h)(3) of the Initial Registration Statement filed on April 16, 2003.

d.                                      Form of Sublicensing Agreement between the Registrant and the Adviser, is incorporated by reference to Exhibit (h)(d) of Post-Effective Amendment No. 14, filed on November 24, 2004.

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(i)

a.                                       Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio), is incorporated by reference to Exhibit (i)(g) of Post-Effective Amendment No. 26, filed on May 13, 2005.

b.                                      Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio), is incorporated by reference to Exhibit (i)(h) of Post-Effective Amendment No. 26, filed on May 13, 2005.

c.                                       Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dividend Achievers™ Portfolio, PowerShares High Growth Rate Dividend Achievers™ Portfolio and PowerShares International Dividend Achievers™ Portfolio), is incorporated by reference to Exhibit (i)(i) of Post-Effective Amendment No. 45, filed on September 12, 2005.

d.                                      Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dividend Achievers™ Portfolio, PowerShares High Growth Rate Dividend Achievers™ Portfolio and PowerShares International Dividend Achievers™ Portfolio), is incorporated by reference to Exhibit (i)(j) of Post-Effective Amendment No. 45, filed on September 12, 2005.

e.                                       Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Zacks Micro Cap Portfolio), is incorporated by reference to Exhibit (i)(k) of Post- Effective Amendment No. 38, filed on August 17, 2005.

f.                                         Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Zacks Micro Cap Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 38, filed on August 17, 2005.

g.                                      Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares WilderHill Clean Energy Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(a) of Post-Effective Amendment No. 14, filed on November 24, 2004, and Exhibit (i)(e) of Post-Effective Amendment No. 20, filed on February 25, 2005.

h.                                      Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic

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Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares WilderHill Clean Energy Portfolio), is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(b) of Post-Effective Amendment No. 14, filed on November 24, 2004, and Exhibit (i)(f) of Post-Effective Amendment No. 20, filed on February 25, 2005.

i.                                          Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio and PowerShares Aerospace & Defense Portfolio), is incorporated by reference to Exhibit (i)(m) of Post-Effective Amendment No. 55, filed on October 25, 2005.

j.                                          Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio and PowerShares Aerospace & Defense Portfolio), is incorporated by reference to Exhibit (i)(n) of Post-Effective Amendment No. 55, filed on October 25, 2005.

k.                                       Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares FTSE RAFI US 1000 Portfolio), is incorporated by reference to Exhibit (i)(k) of Post-Effective Amendment No. 61, filed on December 2, 2005.

l.                                          Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares FTSE RAFI US 1000 Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 61, filed on December 2, 2005.

m.                                    Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Water Resources Portfolio, PowerShares Value Line Timeliness(TM) Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio and PowerShares Dynamic Telecommunications & Wireless Portfolio), is incorporated by reference to Exhibit (i)(m) of Post-Effective Amendment No. 62, filed on December 2, 2005.

n.                                      Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Water Resources Portfolio, PowerShares Value Line Timeliness(TM) Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio and PowerShares Dynamic Telecommunications & Wireless Portfolio), is incorporated by reference to Exhibit (i)(n) of Post-Effective Amendment No. 62, filed on December 2, 2005.

o.                                      Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(o) of Post-Effective Amendment No. 68, filed on February 10, 2006.

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p.                                      Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(p) of Post-Effective Amendment No. 68, filed on February 10, 2006.

q.                                      Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares Dynamic Internet Software & Services Portfolios), to be filed by amendment.*

r.                                         Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares Dynamic Internet Software & Services Portfolios), to be filed by amendment.*

s.                                       Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Buyback Achievers™ Portfolio, PowerShares Cleantech™ Portfolio, PowerShares NASDAQ® Dividend Achievers™  Portfolio , PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Healthcare Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Sector Financials Portfolio), to be filed by amendment.*

t.                                         Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Buyback Achievers™ Portfolio, PowerShares Cleantech™ Portfolio, PowerShares NASDAQ® Dividend Achievers™  Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio,

51

PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Financials Sector Portfolio), to be filed by amendment.*

(j)

a.                                       Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Biotechnology & Genome, PowerShares Dynamic Brand Name Products, PowerShares Dynamic Consumer Electronics, PowerShares Dynamic Food & Beverage, PowerShares Dynamic Hardware, PowerShares Dynamic Internet Software & Services, PowerShares Dynamic Networking, PowerShares Dynamic Pharmaceuticals, PowerShares Dynamic Semiconductors, PowerShares Dynamic Software, PowerShares Dynamic Telecommunications Services, PowerShares Dynamic Wireless, PowerShares SPADE(TM) Defense, PowerShares Value Line #1 Timeliness(TM) and Safety(TM) and PowerShares Zacks Rank Large Cap Portfolios), is incorporated by reference to Exhibit (j)(d) of Post-Effective Amendment No. 21, filed on February 25, 2005.

b.                                      Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio), is incorporated by reference to Exhibit (j)(e) of Post-Effective Amendment No. 26, filed on May 13, 2005.

c.                                       Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Zacks Micro Cap Portfolio), is incorporated by reference to Exhibit (j)(g) of Post-Effective Amendment No. 38, filed on August 17, 2005.

d.                                      Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio and PowerShares WilderHill Clean Energy Portfolio), is incorporated by reference to Exhibit (j)(h) of Post-Effective Amendment No. 42, filed on August 26, 2005.

e.                                       Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio), is incorporated by reference to Exhibit (j)(e) of Post-Effective Amendment No. 26, filed on May 13, 2005.

f.                                         Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Zacks Small Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil Services Portfolio, PowerShares Dynamic Retail Portfolio and PowerShares Dynamic Utilities

52

Portfolio), is incorporated by reference to Exhibit (j)(g) of Post-Effective Amendment No. 35, filed on July 12, 2005.

g.                                      Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and PowerShares International  Dividend Achievers(TM) Portfolio), is incorporated by reference to Exhibit (j)(f) of Post-Effective Amendment No. 45, filed on September 12, 2005.

h.                                      Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares FTSE RAFI US 1000 Portfolio), is incorporated by reference to Exhibit (j)(h) of Post-Effective Amendment No. 61, filed on December 2, 2005.

i.                                          Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares Dynamic Internet Software & Services Portfolios), is incorporated by reference to Exhibit (j)(h) of Post-Effective Amendment No. 63, filed on December 2, 2005.

j.                                          Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (j)(j) of Post-Effective Amendment No. 68, filed on February 10, 2006.

k.                                       Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio and PowerShares Aerospace & Defense Portfolio), is incorporated by reference to Exhibit (j)(l) of Post-Effective Amendment No. 55, filed on October 25, 2005.

l.                                          Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Water Resources Portfolio, PowerShares Value Line Timeliness(TM) Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio and PowerShares Dynamic Telecommunications & Wireless Portfolio), is incorporated by reference to Exhibit (j)(l) of Post-Effective Amendment No. 62, filed on December 2, 2005.

m.                                    Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Buyback Achievers™ Portfolio, PowerShares Cleantech™ Portfolio, PowerShares NASDAQ® Dividend Achievers™  Portfolio, PowerShares India Tiger Portfolio, PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI

53

Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Financials Sector Portfolio), to be filed by amendment.*

(k)                                  Not applicable.

(l)                                     Not applicable.

(m)                               Distribution and Service Plan, is incorporated by reference to Exhibit (e) of the Initial Registration Statement, filed on April 16, 2003.

(n)                                 Not applicable.

(o)                                 Not applicable.

(p)

a.                                       Code of Ethics of the Registrant and PowerShares Capital Management LLC is incorporated by reference to Exhibit (p)(a) of Post-Effective Amendment No. 26, filed on May 13, 2005.

b.                                      Code of Ethics of ALPS Distributors, Inc., is incorporated by reference to Exhibit (p)(3) of the Initial Registration Statement filed on April 16, 2003.

Other.

(c)                                  Powers of Attorney are incorporated by reference to Exhibit (q) of the Initial Registration Statement filed on April 16, 2003.

b.                                      Form of specimen certificate of beneficial interest, $.01 par value, is incorporated by reference to Exhibit (d)(1) of the Initial Registration Statement, filed on April 16, 2003.

* To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL. FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

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Item 25. Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant’s Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.                                          For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.                                       With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.                                    In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

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Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.                                          Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.                                       A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.                                          A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.                                       “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 26. Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE. (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

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The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management Ll.’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 27. Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, Select Sector SPDRS Trust, DIAMONDS Trust, Nasdaq 100 Trust, Firsthand Funds, Holland Balanced Fund, Financial Investors Variable Insurance Trust, State Street Institutional Investment Trust, Ameristock Mutual Fund, Inc., W.P. Stewart & Co. Growth Fund, Inc., Accessor Funds, Inc., BLDRS Index Fund Trust, Drake Funds, Wasatch Funds, First Funds, Agile Funds and Milestone Funds.

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE WITH RESPECT TO EACH DIRECTOR, OFFICER OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN ANSWER TO ITEM 20.

To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

W. Robert Alexander	None	Director, Chairman of the Board, Chief Executive Officer

Thomas A. Carter	None	Managing Director-Sales and Finance and Treasurer

Edmund J. Burke	None	Director and President

Jeremy May	None	Managing Director-Operations and Client Services and Secretary

Rick A. Pederson	None	Director

Robert Szydlowski	None	Chief Technology Officer
Dan Dolan	None	Vice-President, Director of Wealth Management Strategies
Tané T. Tyler	None	Chief Legal Officer
Bradley J. Swenson	None	Chief Compliance Officer

* All Addresses are 1625 Broadway, Suite 2200, Denver, Colorado  80202.

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PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

Item 28. Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 29. Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30. Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 6th day of June, 2006.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	June 6, 2006
Harold Bruce Bond

*/s/ Ronn R. Bagge	Trustee	June 6, 2006
Ronn R. Bagge

*/s/ D. Mark McMillan	Trustee	June 6, 2006
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	June 6, 2006
Philip M. Nussbaum

*/s/ John W. Southard	Trustee	June 6, 2006
John W. Southard

*By: /s/ Stuart M. Strauss
Stuart M. Strauss Attorney-In-Fact

EXHIBIT INDEX

(b)                                 Amended and Restated By-Laws of the Registrant.